UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq.
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2013

Common stocks
Aerospace & defense	0.60%
Airlines	0.67
Auto components	0.29
Automobiles	1.32
Beverages	0.78
Biotechnology	0.82
Building products	0.25
Capital markets	1.17
Chemicals	1.37
Commercial banks	2.78
Commercial services & supplies	0.12
Communications equipment	0.15
Computers & peripherals	0.95
Construction & engineering	0.05
Construction materials	0.48
Consumer finance	0.21
Diversified financial services	1.25
Diversified telecommunication services	0.67
Electric utilities	0.56
Electrical equipment	0.44
Electronic equipment, instruments & components	0.07
Energy equipment & services	1.08
Food & staples retailing	0.63
Food products	1.72
Gas utilities	0.17
Health care equipment & supplies	0.26
Health care providers & services	0.57
Hotels, restaurants & leisure	0.88
Household durables	0.36
Industrial conglomerates	1.13
Insurance	2.70
Internet & catalog retail	0.49
Internet software & services	0.57
IT services	0.55
Leisure equipment & products	0.30
Life sciences tools & services	0.07
Machinery	1.64
Marine	0.24
Media	1.22
Metals & mining	1.31
Multiline retail	0.32
Multi-utilities	0.46
Oil, gas & consumable fuels	2.56
Paper & forest products	0.14
Personal products	0.46
Pharmaceuticals	3.06
Professional services	0.35
Real estate investment trust (REIT)	0.52
Real estate management & development	0.08
Road & rail	0.71
Semiconductors & semiconductor equipment	1.65
Software	1.69
Specialty retail	0.21
Textiles, apparel & luxury goods	0.99
Tobacco	0.86
Trading companies & distributors	0.74
Wireless telecommunication services	1.40

Total common stocks	47.09%

Bonds
Mortgage & agency debt securities	0.04
US government obligations	1.95
Non-US government obligations	6.94

Total bonds	8.93%

Investment companies
iShares JPMorgan USD Emerging Markets Bond Fund	1.83
UBS Emerging Markets Equity Relationship Fund	6.49
UBS High Yield Relationship Fund	6.91

Total investment companies	15.23%
Right	0.03
Warrant	0.04
Short-term investment	25.81
Options purchased	0.23
Investment of cash collateral from securities loaned	2.85

Total investments	100.21%
Liabilities, in excess of cash and other assets	(0.21)

Net assets	100.00%

1	Figures represent the direct investments of UBS Global Securities Relationship Fund (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment companies and derivatives exposure was included.

UBS Global Securities Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Shares	Value

Common stocks — 47.09%
Australia — 0.43%
Orica Ltd.	29,510	$552,249
Westfield Group REIT	83,559	858,254

Total Australia common stocks		1,410,503

Brazil — 0.16%
BRF SA	4,400	107,206
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR[1]	2,600	119,652
Cia de Bebidas das Americas ADR	1,150	44,102
Cielo SA	3,900	105,476
Cosan Ltd., Class A	2,400	36,888
Embraer SA ADR	1,900	61,693
Iochpe-Maxion SA	1,900	23,489
Minerva SA*	2,900	13,216

Total Brazil common stocks		511,722

Canada — 1.79%
Canadian Oil Sands Ltd.[1]	42,600	825,490
Lightstream Resources Ltd.[1]	59,410	427,962
Lululemon Athletica, Inc.*1	3,550	259,470
Petrobank Energy & Resources Ltd.*	44,700	18,009
Petrominerales Ltd.[1]	36,328	412,638
Royal Bank of Canada	27,500	1,762,050
Suncor Energy, Inc.	40,100	1,433,798
Teck Resources Ltd., Class B	25,900	695,997

Total Canada common stocks		5,835,414

China — 1.37%
AIA Group Ltd.	349,086	1,640,581
Airtac International Group	6,000	42,209
Brilliance China Automotive Holdings Ltd.*	186,000	279,148
China Mobile Ltd.	9,000	100,549
China Overseas Land & Investment Ltd.	10,000	29,462
China Railway Group Ltd., H Shares	282,000	154,164
China Unicom Hong Kong Ltd.	62,000	96,727
CIMC Enric Holdings Ltd.	44,000	59,000
Jardine Matheson Holdings Ltd.	20,800	1,141,920
Kingboard Chemical Holdings Ltd.	30,500	78,414
Minth Group Ltd.	26,000	51,826
Ping An Insurance Group Co. of China Ltd., H Shares	17,500	130,079
Shimao Property Holdings Ltd.	16,500	37,953
Sohu.com, Inc.*1	2,400	189,192
Tencent Holdings Ltd.	3,400	178,331
Tiangong International Co., Ltd.	36,000	9,515
Want Want China Holdings Ltd.	63,000	95,687
Xinyi Glass Holdings Ltd.	54,000	49,712
ZTE Corp., H Shares*	47,400	98,028

Total China common stocks		4,462,497

Denmark — 0.24%
AP Moeller - Maersk A/S, Class B	86	788,540

Finland — 0.48%
Sampo Oyj, Class A	36,532	1,569,653

France — 1.18%
Carrefour SA	48,210	1,654,980
Peugeot SA*	61,130	1,004,802
Schneider Electric SA	13,963	1,180,804

Total France common stocks		3,840,586

Germany — 2.15%
Bayer AG	15,615	1,841,234
Deutsche Bank AG	25,011	1,148,398
E.ON SE	47,451	844,152
HeidelbergCement AG	16,604	1,280,600
Infineon Technologies AG	120,416	1,204,681
ThyssenKrupp AG*	27,716	662,922

Total Germany common stocks		6,981,987

India — 0.12%
Dr Reddy's Laboratories Ltd. ADR	5,700	215,403
HDFC Bank Ltd. ADR	4,400	135,432
ICICI Bank Ltd. ADR	800	24,384

Total India common stocks		375,219

Indonesia — 0.06%
Adaro Energy Tbk PT	267,500	20,790
Bank Rakyat Indonesia Persero Tbk PT	101,000	63,234
Harum Energy Tbk PT	76,000	17,721
Media Nusantara Citra Tbk PT	325,000	75,777
Tambang Batubara Bukit Asam Persero Tbk PT	18,500	20,369

Total Indonesia common stocks		197,891

Ireland — 0.72%
Ryanair Holdings PLC ADR	20,500	1,019,670
Shire PLC	32,886	1,319,266

Total Ireland common stocks		2,338,936

Israel — 0.92%
Check Point Software Technologies Ltd.*	34,000	1,923,040
Teva Pharmaceutical Industries Ltd. ADR	28,100	1,061,618

Total Israel common stocks		2,984,658

Japan — 6.12%
Asahi Glass Co., Ltd.	121,000	749,672
Bridgestone Corp.	20,500	745,587
ITOCHU Corp.[1]	135,300	1,654,516
Japan Airlines Co., Ltd.	16,100	972,928
KDDI Corp.[1]	29,900	1,533,099
Mitsubishi Corp.[1]	36,600	739,484
Mitsubishi UFJ Financial Group, Inc.	252,800	1,612,550
ORIX Corp.	109,900	1,783,310
Panasonic Corp.	101,300	976,982
Sankyo Co., Ltd.	20,300	990,269
Shin-Etsu Chemical Co., Ltd.	20,200	1,233,023
Shiseido Co., Ltd.[1]	67,400	1,209,559
THK Co., Ltd.	52,300	1,156,724
Tokio Marine Holdings, Inc.	44,600	1,454,225
Tokyo Gas Co., Ltd.	99,000	541,859

Toyota Motor Corp.	40,000	2,551,503

Total Japan common stocks		19,905,290

Macau — 0.19%
Melco Crown Entertainment Ltd. ADR*	9,600	305,568
Sands China Ltd.	52,000	321,484

Total Macau common stocks		627,052

Malaysia — 0.07%
Axiata Group Bhd	45,300	95,617
Malayan Banking Bhd	8,100	24,453
Sapurakencana Petroleum Bhd*	86,000	97,358

Total Malaysia common stocks		217,428

Mexico — 0.30%
Alfa SAB de CV, Class A	68,000	183,280
Alsea SAB de CV1	56,000	156,840
Cemex SAB de CV ADR*	24,964	279,098

UBS Global Securities Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Shares	Value

Grupo Financiero Banorte SAB de CV, Class O	39,000	243,513
Grupo Televisa SAB ADR	3,600	100,620

Total Mexico common stocks		963,351

Netherlands — 1.69%
CNH Industrial NV*	112,648	1,444,713
Heineken NV	16,607	1,177,034
Koninklijke DSM NV	18,591	1,402,913
NXP Semiconductor NV*	11,100	413,031
Wolters Kluwer NV	40,901	1,054,369

Total Netherlands common stocks		5,492,060

Norway — 0.58%
Telenor ASA	81,861	1,870,486

Panama — 0.03%
Copa Holdings SA, Class A	700	97,069

Philippines — 0.13%
Alliance Global Group, Inc.	327,600	176,817
Metropolitan Bank & Trust	68,614	130,798
SM Investments Corp.	5,600	100,322

Total Philippines common stocks		407,937

Russia — 0.08%
Magnit OJSC GDR[2]	2,583	159,500
MegaFon OAO GDR[2]	2,866	101,027

Total Russia common stocks		260,527

Singapore — 0.13%
Avago Technologies Ltd.	9,500	409,640

South Africa — 0.20%
Aspen Pharmacare Holdings Ltd.*	9,088	237,830
Life Healthcare Group Holdings Ltd.	23,510	83,688
Naspers Ltd., Class N	2,436	225,261
Standard Bank Group Ltd.	8,400	100,296

Total South Africa common stocks		647,075

South Korea — 0.53%
Doosan Infracore Co., Ltd.*	8,080	118,041
Hankook Tire Co., Ltd.	1,840	105,126
Hyundai Motor Co.	1,024	239,164
Kia Motors Corp.	2,505	152,210
LG Chem Ltd.	528	151,078
Samsung Electronics Co., Ltd.	301	382,876
Seoul Semiconductor Co., Ltd.	5,309	200,321
SK Hynix, Inc.*	7,730	217,584
SK Telecom Co., Ltd.	523	106,335
Sung Kwang Bend Co., Ltd.	1,704	48,361

Total South Korea common stocks		1,721,096

Spain — 0.15%
Acciona SA1	8,324	473,586

Sweden — 0.20%
Lundin Petroleum AB*	29,854	643,840

Switzerland — 2.79%
Credit Suisse Group AG*	41,860	1,278,458
Glencore Xstrata PLC*	216,805	1,181,769
Nestle SA	36,654	2,563,571
Novartis AG	38,028	2,922,481
SGS SA	477	1,138,766

Total Switzerland common stocks		9,085,045

Taiwan — 0.31%
Ginko International Co., Ltd.	5,000	92,502
Himax Technologies, Inc. ADR[1]	5,600	56,000
Hiwin Technologies Corp.	6,000	40,180
Largan Precision Co., Ltd.	4,000	134,610
MediaTek, Inc.	4,000	49,447
President Chain Store Corp.	16,000	115,534
Siliconware Precision Industries Co.	11,000	12,854
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,300	293,408
Uni-President Enterprises Corp.	113,238	211,026

Total Taiwan common stocks		1,005,561

Thailand — 0.10%
Banpu PCL	26,000	22,858
Jasmine International PCL	823,500	217,196
Minor International PCL	83,900	64,910
Supalai PCL	42,300	21,366

Total Thailand common stocks		326,330

Turkey — 0.05%
Ford Otomotiv Sanayi AS	5,287	72,760
Turk Hava Yollari	24,168	92,123

Total Turkey common stocks		164,883

United Kingdom — 6.19%
Associated British Foods PLC	19,698	598,239
Aviva PLC	184,577	1,185,685
Barclays PLC	249,606	1,072,851
BP PLC	294,427	2,064,362
Burberry Group PLC	42,599	1,126,864
Carnival PLC	16,986	575,821
HSBC Holdings PLC	243,788	2,641,910
Imperial Tobacco Group PLC	48,984	1,813,596
Kingfisher PLC	107,484	671,489
Liberty Global PLC, Series A*	1,850	146,798
Premier Oil PLC	123,391	650,211
Prudential PLC	78,141	1,456,043
Rio Tinto PLC	29,979	1,467,153
SABMiller PLC	22,032	1,121,211
Sage Group PLC	213,990	1,142,521
SSE PLC	30,816	735,350
Vodafone Group PLC	474,933	1,660,757

Total United Kingdom common stocks		20,130,861

United States — 17.63%
3M Co.	5,600	668,696
Acorda Therapeutics, Inc.*	10,000	342,800
Adobe Systems, Inc.*	17,900	929,726
Alexion Pharmaceuticals, Inc.*	3,000	348,480
Allergan, Inc.	5,000	452,250
Alnylam Pharmaceuticals, Inc.*	4,300	275,243
Amazon.com, Inc.*	3,590	1,122,378
American Capital Agency Corp. REIT	13,700	309,209
AMETEK, Inc.	5,080	233,782
Apple, Inc.	5,240	2,498,170
Atmel Corp.*	51,000	379,440
Baker Hughes, Inc.	18,000	883,800
Baxter International, Inc.	9,300	610,917
Biogen Idec, Inc.*	1,210	291,320
Bio-Rad Laboratories, Inc., Class A*	1,959	230,300
Bluebird Bio, Inc.*1	2,600	70,096
Boeing Co.	3,000	352,500
Broadcom Corp., Class A	25,400	660,654
Capital One Financial Corp.	4,800	329,952
Cardinal Health, Inc.	9,440	492,296
Catamaran Corp.*	4,690	215,505
Citigroup, Inc.	24,890	1,207,414
Coach, Inc.	5,800	316,274
Comcast Corp., Class A	21,900	988,785
Commercial Metals Co.	14,600	247,470

UBS Global Securities Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

Shares		Value

Concho Resources, Inc.*	2,320	252,439
Crown Castle International Corp.*	3,720	271,672
Cummins, Inc.	1,590	211,263
Danaher Corp.	20,020	1,387,786
Digital Realty Trust, Inc. REIT[1]	10,300	546,930
Discover Financial Services	4,270	215,806
Dollar General Corp.*	4,880	275,525
Dow Chemical Co.	22,000	844,800
eBay, Inc.*	7,970	444,646
Edison International	6,800	313,208
Eli Lilly & Co.	9,700	488,201
Envision Healthcare Holdings, Inc.*	11,000	286,330
EOG Resources, Inc.	3,820	646,650
Epizyme, Inc.*1	2,400	96,312
Estee Lauder Cos., Inc., Class A	4,300	300,570
Facebook, Inc., Class A*	8,540	429,050
First Cash Financial Services, Inc.*	2,300	133,285
FMC Technologies, Inc.*	2,210	122,478
Freescale Semiconductor Ltd.*	11,400	189,810
General Dynamics Corp.	9,700	848,944
Gilead Sciences, Inc.*	15,080	947,627
Google, Inc., Class A*	710	621,896
Hain Celestial Group, Inc.*	1,850	142,672
Halliburton Co.	22,400	1,078,560
Hertz Global Holdings, Inc.*	48,200	1,068,112
Hess Corp.	10,900	843,006
Hospira, Inc.*	15,300	600,066
Illinois Tool Works, Inc.	14,700	1,121,169
Impax Laboratories, Inc.*	14,600	299,446
International Paper Co.	10,500	470,400
Intuitive Surgical, Inc.*	390	146,745
Invesco Ltd.	9,700	309,430
JC Penney Co., Inc.*1	29,100	256,662
JPMorgan Chase & Co.	20,900	1,080,321
Kellogg Co.	5,160	303,047
Las Vegas Sands Corp.	4,570	303,539
Lexicon Pharmaceuticals, Inc.*	83,100	196,947
Lincoln National Corp.	16,600	697,034
Macy's, Inc.	11,400	493,278
MasterCard, Inc., Class A	440	296,023
McDermott International, Inc.*	62,400	463,632
MetLife, Inc.	11,400	535,230
Michael Kors Holdings Ltd.*	4,630	345,028
Micron Technology, Inc.*	30,400	531,088
Mohawk Industries, Inc.*	1,390	181,048
Mondelez International, Inc., Class A	49,700	1,561,574
Monster Beverage Corp.*	3,640	190,190
Morgan Stanley	39,400	1,061,830
NetApp, Inc.	13,520	576,222
NextEra Energy, Inc.	3,700	296,592
NII Holdings, Inc.*1	112,900	685,303
NIKE, Inc., Class B	4,830	350,851
Noble Corp.	16,300	615,651
Norfolk Southern Corp.	13,000	1,005,550
Parker Hannifin Corp.	10,300	1,119,816
PG&E Corp.	16,300	666,996
Philip Morris International, Inc.	11,200	969,808
Precision Castparts Corp.	1,680	381,763
Priceline.com, Inc.*	455	459,982
Progressive Corp.	3,540	96,394
QUALCOMM, Inc.	5,650	380,584
Quintiles Transnational Holdings, Inc.*	2,100	94,248
Ralph Lauren Corp.	4,910	808,824
Realogy Holdings Corp.*	4,150	178,533
Salesforce.com, Inc.*	7,200	373,752
Salix Pharmaceuticals Ltd.*	5,300	354,464
Schlumberger Ltd.	2,670	235,921
ServiceNow, Inc.*	2,860	148,577
ServiceSource International, Inc.*	63,800	770,704
Sherwin-Williams Co.	1,420	258,696
Skyworks Solutions, Inc.*	15,400	382,536
Starbucks Corp.	5,900	454,123
Symantec Corp.	28,300	700,425
Teradata Corp.*	4,680	259,459
Time Warner, Inc.	11,500	756,815
Union Pacific Corp.	1,440	223,690
United Technologies Corp.	2,910	313,756
UnitedHealth Group, Inc.	10,900	780,549
US Bancorp	18,300	669,414
Viacom, Inc., Class B	7,400	618,492
Visa, Inc., Class A	1,800	343,980
VMware, Inc., Class A*	3,410	275,869
Waste Management, Inc.	9,300	383,532
Wells Fargo & Co.	13,800	570,216
Yum! Brands, Inc.	9,700	692,483
Zoetis, Inc.	4,900	152,488

Total United States common stocks		57,315,820
Total common stocks

(cost $131,107,195)		153,062,543

Face
amount

Bonds — 8.93%
Mortgage & agency debt securities — 0.04%
United States — 0.04%
Federal Home Loan Mortgage Corp.
Gold Pools,[3]
#G00194, 7.500%,
due 02/01/24	$46,355	52,537
Federal National Mortgage
Association Pools,[3]
#253824, 7.000%,
due 03/01/31	54,543	63,128

Total mortgage & agency debt
securities (cost $102,625)		115,665

US government obligations — 1.95%
US Treasury Bonds,
2.750%, due 11/15/42	370,000	306,233
5.375%, due 02/15/31	350,000	446,359
8.000%, due 11/15/21	685,000	980,353
US Treasury Notes,
0.125%, due 12/31/14[1]	1,050,000	1,049,467
0.250%, due 11/30/14[1]	895,000	896,014
0.750%, due 12/31/17	1,010,000	992,877
1.625%, due 11/15/22[1]	310,000	287,016
2.500%, due 04/30/15	1,210,000	1,253,059
2.500%, due 08/15/23	130,000	128,680

Total US government obligations
(cost $6,350,225)		6,340,058

UBS Global Securities Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount		Value

Non-US government obligations — 6.94%
Australia — 1.07%
Government of Australia,
5.750%, due 05/15/21	AUD	3,260,000	3,467,638

Belgium — 0.36%
Kingdom of Belgium,
1.250%, due 06/22/18	EUR	855,000	1,153,911

Canada — 0.00%[4]
Government of Canada,
5.750%, due 06/01/29	CAD	100	132
8.000%, due 06/01/23		200	285

			417

Finland — 0.68%
Government of Finland,
4.375%, due 07/04/19[5]	EUR	1,395,000	2,217,584

France — 0.87%
Government of France,
0.250%, due 07/25/18[6]		831,106	1,151,583
3.750%, due 04/25/21		740,000	1,137,459
4.500%, due 04/25/41		335,000	543,274

			2,832,316

Germany — 0.90%
Bundesobligation,
1.250%, due 10/14/16		490,000	681,796
Bundesrepublik Deutschland,
3.250%, due 07/04/21		1,175,000	1,818,024
4.000%, due 01/04/37		260,000	437,777

			2,937,597

Italy — 1.35%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/16[6]		499,507	687,191
2.100%, due 09/15/21[6]		1,258,405	1,612,208
3.000%, due 04/15/15		685,000	944,940
4.250%, due 02/01/19		825,000	1,157,712

			4,402,051

Netherlands — 0.36%
Kingdom of the Netherlands,
1.250%, due 01/15/18[5]		840,000	1,151,690

Sweden — 0.34%
Kingdom of Sweden,
5.000%, due 12/01/20	SEK	5,955,000	1,102,463

United Kingdom — 1.01%
UK Gilts,
3.750%, due 09/07/21	GBP	1,530,000	2,741,947
4.750%, due 12/07/38		275,000	545,866

			3,287,813

Total Non-US government obligations
(cost $22,013,819)			22,553,480

Total bonds
(cost $28,466,669)			29,009,203

	Shares

Investment companies — 15.23%
iShares JPMorgan USD Emerging
Markets Bond Fund[1]		54,500	5,940,500
UBS Emerging Markets Equity
Relationship Fund*7		593,790	21,103,361
UBS High Yield Relationship Fund*7		699,216	22,473,079

Total investment companies
(cost $46,891,750)			49,516,940

	Number of
	rights

Rights — 0.03%
United Kingdom — 0.03%
Barclays PLC, expires 10/02/13*
(cost $0)		62,401	81,574

	Number of
	warrants

Warrant — 0.04%
Russia — 0.04%
Sberbank of Russia, strike @
$0.00001, expires 10/14/15*
(cost $146,066)		48,447	146,082

	Shares

Short-term investment — 25.81%
Investment company — 25.81%
UBS Cash Management Prime
Relationship Fund[7]
(cost $83,911,186)		83,911,186	83,911,186

	Number of
	contracts

Options purchased*: 0.23%
Call options: 0.23%
FTSE 100 Index,
strike @ GBP 6,700.00,
expires December 2013		348	304,224
S&P 500 Index,
strike @ USD 1,700.00,
expires December 2013		132	430,320

Total options purchased
(cost $1,504,459)			734,544

	Shares

Investment of cash collateral from securities loaned — 2.85%

UBS Private Money Market Fund LLC [7]
(cost $9,262,747)		9,262,747	9,262,747

Total investments — 100.21%
(cost $301,290,072)			325,724,819
Liabilities, in excess of cash and
other assets: (0.21)%			(672,013)

Net assets: 100.00%			$325,052,806

UBS Global Securities Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$28,829,377
Gross unrealized depreciation	(4,394,630)

Net unrealized appreciation of investments	$24,434,747

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts		In		Maturity	appreciation/
Counterparty	to deliver		exchange for		date	(depreciation)

BB	GBP	2,050,000	SEK	21,145,914	12/04/13	$(31,705)
CIBC	AUD	1,130,000	USD	1,002,197	12/04/13	(47,593)
CIBC	USD	21,399,596	JPY	2,099,600,000	12/04/13	(31,392)
CSI	CHF	6,800,000	USD	7,337,866	12/04/13	(185,253)
GSI	SEK	44,680,000	USD	6,794,094	12/04/13	(147,891)
HSBC	CAD	6,350,000	USD	6,033,770	12/04/13	(121,096)
JPMCB	AUD	4,750,000	USD	4,223,995	12/04/13	(188,838)
JPMCB	GBP	4,650,000	USD	7,208,920	12/04/13	(315,393)
JPMCB	HKD	15,225,000	USD	1,963,642	12/04/13	342
JPMCB	IDR	21,426,100,000	USD	1,796,738	12/04/13	(32,473)
JPMCB	ILS	6,980,000	USD	1,913,902	12/04/13	(64,472)
JPMCB	INR	99,400,000	USD	1,425,682	12/04/13	(134,456)
JPMCB	THB	47,830,000	USD	1,463,945	12/04/13	(59,236)
JPMCB	USD	3,829,032	MXN	51,240,000	12/04/13	65,003
JPMCB	USD	4,872,562	NOK	29,650,000	12/04/13	46,511
JPMCB	USD	2,797,985	PHP	125,000,000	12/04/13	73,152
JPMCB	USD	4,965,321	PLN	16,130,000	12/04/13	180,282
JPMCB	USD	1,619,778	SGD	2,070,000	12/04/13	30,357
MSCI	AUD	3,315,000	USD	3,114,907	12/04/13	35,214
RBS	NZD	15,720,000	USD	12,189,602	12/04/13	(809,681)
SSB	USD	6,906,775	EUR	5,205,000	12/04/13	135,983

Net unrealized depreciation on forward foreign currency contracts						$(1,602,635)

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Ultra Bond Futures, 13 contracts (USD)	December 2013	$1,821,472	$1,847,219	$25,746
10 Year US Treasury Notes, 105 contracts (USD)	December 2013	13,002,083	13,271,016	268,933
Index futures buy contracts:
Amsterdam Exchange Index, 37 contracts (EUR)	October 2013	3,795,609	3,755,160	(40,450)
DAX Index, 10 contracts (EUR)	December 2013	2,907,268	2,904,907	(2,361)
EURO STOXX 50 Index, 276 contracts (EUR)	December 2013	10,741,569	10,749,800	8,231
TOPIX Index, 88 contracts (JPY)	December 2013	10,586,316	10,711,837	125,521
Index futures sell contracts:
E-mini NASDAQ 100 Index, 82 contracts (USD)	December 2013	(5,183,597)	(5,262,760)	(79,163)
Interest rate futures buy contracts:
Australian Government 10 Year Bond, 86 contracts
(AUD)	December 2013	9,191,698	9,436,164	244,467
Euro-BTP, 47 contracts (EUR)	December 2013	7,008,987	7,018,396	9,410
Long Gilt, 59 contracts (GBP)	December 2013	10,439,591	10,537,226	97,635
Interest rate futures sell contracts:
E-mini S&P 500 Index, 13 contracts (USD)	December 2013	(1,099,218)	(1,088,295)	10,923

Net unrealized appreciation on futures contracts				$668,892

UBS Global Securities Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$153,062,543	$—	$—	$153,062,543
Mortgage & agency debt securities	—	115,665	—	115,665
US government obligations	—	6,340,058	—	6,340,058
Non-US government obligations	—	22,553,480	—	22,553,480
Investment companies	5,940,500	43,576,440	—	49,516,940
Rights	81,574	—	—	81,574
Warrant	146,082	—	—	146,082
Short-term investment	—	83,911,186	—	83,911,186
Options purchased	734,544	—	—	734,544
Investment of cash collateral from securities loaned	—	9,262,747	—	9,262,747
Forward foreign currency contracts, net	—	(1,602,635)	—	(1,602,635)
Futures contracts, net	668,892	—	—	668,892

Total	$160,634,135	$164,156,941	$—	$324,791,076

At December 31, 2012, $70,198,947 of exchange traded foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures.

Portfolio footnotes:
*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at September 30, 2013.
[2]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2013, the value of these securities amounted to $260,527 or 0.08% of net assets.
[3]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[4]	Amount represents less than 0.005%.
[5]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $3,369,274 or 1.04% of net assets.
[6]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities' principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer's country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[7]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/12	09/30/13	09/30/13	09/30/13	09/30/13	09/30/13	09/30/13

UBS Cash Management Prime Relationship Fund	$38,518,857	$93,613,920	$48,221,591	$—	$—	$83,911,186	$54,723
UBS Private Money Market Fund LLC[a]	2,982,916	147,500,165	141,220,334	—	—	9,262,747	1,489
UBS Credit Bond Relationship Fund	26,625,012	—	25,806,433	2,258,065	(3,076,644)	—	—
UBS Emerging Markets Equity Relationship Fund	23,165,119	—	—	—	(2,061,758)	21,103,361	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	8,786,350	—	8,481,372	349,266	(654,244)	—	—
UBS Global Corporate Bond Relationship Fund	20,001,038	—	19,282,625	1,616,365	(2,334,778)	—	—
UBS High Yield Relationship Fund	16,323,474	5,600,000	—	—	549,605	22,473,079	—
UBS Small-Cap Equity Relationship Fund	5,786,545	—	6,356,349	2,645,355	(2,075,551)	—	—

	$142,189,311	$246,714,085	$249,368,704	$6,869,051	$(9,653,370)	$136,750,373	$56,212

[a]	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2013

Common stocks
Auto components	1.17%
Automobiles	4.95
Beverages	1.58
Chemicals	2.54
Commercial banks	17.52
Construction & engineering	1.21
Construction materials	1.78
Diversified financial services	1.34
Diversified telecommunication services	2.11
Food & staples retailing	2.59
Insurance	2.36
IT services	3.83
Media	3.80
Metals & mining	3.17
Oil, gas & consumable fuels	10.75
Personal products	2.93
Pharmaceuticals	1.26
Real estate management & development	1.80
Semiconductors & semiconductor equipment	13.24
Specialty retail	3.77
Thrifts & mortgage finance	2.29
Tobacco	2.36
Wireless telecommunication services	5.57

Total common stocks	93.92%
Preferred stocks	4.51
Short-term investment	1.34

Total investments	99.77%
Cash and other assets, less liabilities	0.23

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Shares	Value

Common stocks: 93.92%
Brazil: 7.58%
Banco Bradesco SA ADR	529,710	$7,352,375
Cia Hering	334,000	5,069,603
Itau Unibanco Holding SA ADR	615,375	8,689,095
Natura Cosmeticos SA	71,100	1,587,984
Vale SA ADR	46,300	657,923

Total Brazil common stocks		23,356,980

China: 15.14%
Belle International Holdings Ltd.	4,515,000	6,554,868
China Construction Bank Corp., H Shares	14,306,300	11,012,083
China Resources Land Ltd.	1,947,900	5,537,874
CNOOC Ltd.	4,340,000	8,830,078
Hengan International Group Co., Ltd.	637,400	7,453,961
Ping An Insurance Group Co. of China Ltd., H Shares	977,500	7,265,807

Total China common stocks		46,654,671

India: 10.40%
Bajaj Auto Ltd.	215,297	6,834,790
Housing Development Finance Corp.	579,248	7,071,165
Infosys Ltd. ADR	125,800	6,052,238
Mahindra & Mahindra Ltd.	185,022	2,445,435
Sun Pharmaceutical Industries Ltd.	409,768	3,883,321
Tata Consultancy Services Ltd.	187,173	5,763,631

Total India common stocks		32,050,580

Indonesia: 6.63%
Astra International Tbk PT	10,750,760	5,988,118
Bank Mandiri Persero Tbk PT	5,839,988	4,009,318
Bank Rakyat Indonesia Persero Tbk PT	6,285,000	3,934,909
Telekomunikasi Indonesia Persero Tbk PT	35,902,500	6,510,816

Total Indonesia common stocks		20,443,161

Mexico: 4.74%
Fomento Economico Mexicano SAB de CV ADR	50,200	4,873,918
Grupo Financiero Banorte SAB de CV, Class O	592,900	3,702,030
Grupo Mexico SAB de CV, Series B	2,017,900	6,030,807

Total Mexico common stocks		14,606,755

Peru: 1.00%
Southern Copper Corp.	113,282	3,085,802

Russia: 13.55%
Lukoil OAO ADR	164,978	10,486,002
Magnit OJSC GDR[1]	129,406	7,990,820
Mobile Telesystems OJSC ADR	413,450	9,203,397
NovaTek OAO GDR[1]	38,610	5,104,242
Sberbank of Russia	2,982,583	8,993,360

Total Russia common stocks		41,777,821

South Africa: 7.96%
FirstRand Ltd.	1,235,262	4,121,539
Naspers Ltd., Class N	126,531	11,700,549
Sasol Ltd.	182,707	8,715,307

Total South Africa common stocks		24,537,395

South Korea: 13.73%
Hyundai Mobis	13,500	3,592,714
KT&G Corp.	101,637	7,282,247
LG Chem Ltd.	27,313	7,815,151
Samsung Electronics Co., Ltd.	15,620	19,868,835
Samsung Engineering Co., Ltd.	48,710	3,743,872

Total South Korea common stocks		42,302,819

Taiwan: 6.79%
MediaTek, Inc.	400,000	4,944,702
Taiwan Semiconductor Manufacturing Co., Ltd.	4,703,000	15,985,778

Total Taiwan common stocks		20,930,480

Thailand: 6.40%
Advanced Info Service PCL	382,100	3,114,946
Kasikornbank PCL	521,700	2,943,735
Kasikornbank PCL NVDR	593,000	3,317,615
Shin Corp. PCL NVDR	931,600	2,457,065
Siam Cement PCL NVDR	403,300	5,492,513
Total Access Communication PCL NVDR	704,900	2,388,728

Total Thailand common stocks		19,714,602

Total common stocks
(cost $287,604,552)		289,461,066

Preferred stocks: 4.51%
Brazil: 3.56%
Cia Energetica de Minas Gerais, Preference shares	367,003	3,186,003
Vale SA, Preference shares	546,674	7,779,677

Total Brazil preferred stocks		10,965,680

South Korea: 0.95%
Samsung Electronics Co., Ltd., Preference shares	3,606	2,939,359

Total preferred stocks
(cost $16,936,406)		13,905,039

Short-term investment: 1.34%
Investment company: 1.34%

UBS Cash Management Prime Relationship Fund[2]
(cost $4,123,576)	4,123,576	4,123,576

Total investments: 99.77%
(cost $308,664,534)		307,489,681
Cash and other assets, less liabilities: 0.23%		718,827

Net assets: 100.00%		$308,208,508

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$20,589,409
Gross unrealized depreciation	(21,764,262)

Net unrealized depreciation of investments	$(1,174,853)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$280,467,706	$8,993,360	$—	$289,461,066
Preferred stocks	13,905,039	—	—	13,905,039
Short-term investment	—	4,123,576	—	4,123,576

Total	$294,372,745	$13,116,936	$—	$307,489,681

At December 31, 2012, $270,228,608 of exchange traded foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures.

Portfolio Footnotes
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2013, the value of these securities amounted to $13,095,062 or 4.25% of net assets.
[2]	The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/12	09/30/13	09/30/13	09/30/13	09/30/13

UBS Cash Management Prime Relationship Fund	$552,300	$57,322,553	$53,751,277	$4,123,576	$2,491

UBS International Equity Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2013

Common stocks
Airlines	2.34%
Auto components	0.87
Automobiles	4.13
Beverages	2.71
Building products	0.90
Capital markets	2.86
Chemicals	3.73
Commercial banks	8.32
Construction materials	1.50
Diversified financial services	2.09
Diversified telecommunication services	2.23
Electric utilities	1.39
Electrical equipment	1.38
Food & staples retailing	1.98
Food products	3.71
Gas utilities	0.64
Hotels, restaurants & leisure	0.68
Household durables	1.16
Industrial conglomerates	1.32
Insurance	8.60
Leisure equipment & products	1.26
Machinery	3.07
Marine	0.88
Media	1.23
Metals & mining	4.75
Multi-utilities	1.02
Oil, gas & consumable fuels	7.57
Personal products	1.43
Pharmaceuticals	8.17
Professional services	1.33
Real estate investment trust (REIT)	1.00
Semiconductors & semiconductor equipment	1.44
Software	2.34
Specialty retail	0.82
Textiles, apparel & luxury goods	1.28
Tobacco	2.12
Trading companies & distributors	2.84
Wireless telecommunication services	3.74

Total common stocks	98.83%
Right	0.09
Short-term investment	0.57

Total investments	99.49%
Cash and other assets, less liabilities	0.51

Net assets	100.00%

[1]	Figures represent the direct investments of UBS International Equity Relationship Fund (excluding derivatives exposure). Figures might be different if a breakdown of derivatives exposure was included.

UBS International Equity Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Shares	Value

Common stocks: 98.83%
Australia: 1.65%
Orica Ltd.	19,618	$367,131
Westfield Group REIT	55,182	566,787

Total Australia common stocks		933,918

Canada: 6.55%
Canadian Oil Sands Ltd.	28,900	560,015
Lightstream Resources Ltd.	38,660	278,489
Petrobank Energy & Resources Ltd.*	34,600	13,940
Petrominerales Ltd.	24,050	273,176
Royal Bank of Canada	18,200	1,166,157
Suncor Energy, Inc.	26,500	947,522
Teck Resources Ltd., Class B	17,300	464,894

Total Canada common stocks		3,704,193

China: 3.29%
AIA Group Ltd.	236,445	1,111,208
Jardine Matheson Holdings Ltd.	13,600	746,640

Total China common stocks		1,857,848

Denmark: 0.88%
AP Moeller - Maersk A/S, Class B	54	495,130

Finland: 1.84%
Sampo Oyj, Class A	24,260	1,042,368

France: 4.48%
Carrefour SA	32,541	1,117,086
Peugeot SA*	38,779	637,415
Schneider Electric SA	9,224	780,043

Total France common stocks		2,534,544

Germany: 8.29%
Bayer AG	10,428	1,229,611
Deutsche Bank AG	16,840	773,221
E.ON SE	32,264	573,976
HeidelbergCement AG	10,976	846,535
Infineon Technologies AG	81,544	815,793
ThyssenKrupp AG*	18,572	444,212

Total Germany common stocks		4,683,348

Ireland: 2.76%
Ryanair Holdings PLC ADR	13,500	671,490
Shire PLC	22,132	887,855

Total Ireland common stocks		1,559,345

Israel: 1.99%
Check Point Software Technologies Ltd.*	10,000	565,600
Teva Pharmaceutical Industries Ltd. ADR	14,800	559,144

Total Israel common stocks		1,124,744

Japan: 23.54%
Asahi Glass Co., Ltd.	82,000	508,042
Bridgestone Corp.	13,500	490,996
ITOCHU Corp.	90,000	1,100,565
Japan Airlines Co., Ltd.	10,800	652,648
KDDI Corp.	19,700	1,010,102
Mitsubishi Corp.	24,900	503,092
Mitsubishi UFJ Financial Group, Inc.	167,400	1,067,804
ORIX Corp.	72,700	1,179,678
Panasonic Corp.	68,100	656,786
Sankyo Co., Ltd.	14,600	712,213
Shin-Etsu Chemical Co., Ltd.	13,300	811,842
Shiseido Co., Ltd.	45,100	809,364
THK Co., Ltd.	35,300	780,733
Tokio Marine Holdings, Inc.	29,500	961,875
Tokyo Gas Co., Ltd.	66,000	361,239
Toyota Motor Corp.	26,600	1,696,750

Total Japan common stocks		13,303,729

Netherlands: 5.96%
CNH Industrial NV*	74,485	955,271
Heineken NV	11,126	788,564
Koninklijke DSM NV	12,346	931,654
Wolters Kluwer NV	26,995	695,892

Total Netherlands common stocks		3,371,381

Norway: 2.23%
Telenor ASA	55,076	1,258,461

Spain: 0.53%
Acciona SA	5,259	299,206

Sweden: 0.74%
Lundin Petroleum AB*	19,432	419,076

Switzerland: 10.69%
Credit Suisse Group AG*	27,690	845,688
Glencore Xstrata PLC*	147,299	802,903
Nestle SA	24,293	1,699,046
Novartis AG	25,305	1,944,709
SGS SA	315	752,015

Total Switzerland common stocks		6,044,361

United Kingdom: 23.41%
Associated British Foods PLC	13,201	400,922
Aviva PLC	123,242	791,681
Barclays PLC	164,942	708,950
BP PLC	196,127	1,375,136
Burberry Group PLC	27,402	724,860
Carnival PLC	11,394	386,254
HSBC Holdings PLC	162,452	1,760,479
Imperial Tobacco Group PLC	32,429	1,200,659
Kingfisher PLC	73,755	460,772
Premier Oil PLC	78,277	412,482
Prudential PLC	51,150	953,106
Rio Tinto PLC	19,828	970,369
SABMiller PLC	14,556	740,757
Sage Group PLC	141,451	755,226
SSE PLC	20,445	487,871
Vodafone Group PLC	316,245	1,105,853

Total United Kingdom common stocks		13,235,377

Total common stocks
(cost $47,054,878)		55,867,029

	Number
	of rights

Rights: 0.09%
United Kingdom: 0.09%
Barclays PLC, expires 10/2/2013*
(cost $0)	41,235	53,905

Short-term investment: 0.57%
Investment company: 0.57%
UBS Cash Management Prime
Relationship Fund [1]
(cost $320,751)	320,751	320,751

Total investments: 99.49%
(cost $47,375,629)		56,241,685
Cash and other assets, less liabilities: 0.51%		285,731

Net assets: 100.00%		$56,527,416

UBS International Equity Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,394,863
Gross unrealized depreciation	(2,528,807)

Net unrealized appreciation of investments	$8,866,056

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts		In		Maturity	appreciation/
Counterparty	to deliver		exchange for		date	(depreciation)

BB	GBP	360,000	SEK	3,713,429	12/04/13	$(5,568)
JPMCB	CAD	575,000	USD	546,115	12/04/13	(11,215)
JPMCB	CHF	1,675,000	USD	1,807,323	12/04/13	(45,798)
JPMCB	EUR	150,000	USD	198,693	12/04/13	(4,268)
JPMCB	GBP	2,395,000	USD	3,714,353	12/04/13	(161,073)
JPMCB	HKD	3,290,000	USD	424,327	12/04/13	74
JPMCB	ILS	3,285,000	USD	900,740	12/04/13	(30,343)
JPMCB	JPY	184,500,000	USD	1,882,300	12/04/13	4,593
JPMCB	SEK	140,000	USD	21,316	12/04/13	(436)
JPMCB	USD	1,854,111	AUD	2,085,000	12/04/13	82,890
JPMCB	USD	138,844	DKK	780,000	12/04/13	2,720
JPMCB	USD	2,906,049	EUR	2,190,000	12/04/13	57,186
JPMCB	USD	254,721	NOK	1,550,000	12/04/13	2,431
JPMCB	USD	849,014	SGD	1,085,000	12/04/13	15,912
MSCI	AUD	610,000	USD	573,180	12/04/13	6,480

Net unrealized depreciation on forward foreign currency contracts						$(86,415)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$55,867,029	$—	$—	$55,867,029
Rights	53,905	—	—	53,905
Short-term investment	—	320,751	—	320,751
Forward foreign currency contracts, net	—	(86,415)	—	(86,415)

Total	$55,920,934	$234,336	$—	$56,155,270

At December 31, 2012, $45,924,959 of exchange traded foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures.

Portfolio footnotes
*	Non-income producing security.
[1]	The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/2012	09/30/2013	09/30/2013	09/30/2013	09/30/2013

UBS Cash Management Prime Relationship Fund	$40,691	$4,778,414	$4,498,354	$320,751	$337

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2013

Common stocks
Aerospace & defense	2.44%
Biotechnology	5.96
Capital markets	4.08
Chemicals	2.32
Commercial banks	3.73
Commercial services & supplies	1.86
Computers & peripherals	5.96
Consumer finance	1.58
Diversified financial services	5.54
Electric utilities	1.45
Energy equipment & services	6.12
Food products	3.32
Health care equipment & supplies	2.04
Health care providers & services	4.20
Hotels, restaurants & leisure	2.39
Industrial conglomerates	2.37
Insurance	4.05
Internet & catalog retail	4.43
IT services	2.39
Life sciences tools & services	1.08
Machinery	4.29
Media	7.00
Metals & mining	0.59
Multiline retail	2.04
Multi-utilities	1.55
Oil, gas & consumable fuels	3.54
Pharmaceuticals	10.21
Real estate investment trust (REIT)	2.54
Road & rail	6.27
Semiconductors & semiconductor equipment	8.74
Software	5.95
Textiles, apparel & luxury goods	1.32
Tobacco	3.10
Wireless telecommunication services	1.36

Total common stocks	125.81%
Short-term investment	1.20

Total investments before investments sold short	127.01%

Investments sold short
Common stocks
Biotechnology	(1 .26)
Capital markets	(1.64)
Chemicals	(0.94)
Commercial banks	(1.57)
Commercial services & supplies	(1.26)
Computers & peripherals	(1.31)
Consumer finance	(0.31)
Diversified financial services	(0.41)
Health care equipment & supplies	(3.12)
Health care providers & services	(1.05)
Hotels, restaurants & leisure	(2.23)
Insurance	(0.95)
IT services	(0.44)
Life sciences tools & services	(0.99)
Machinery	(0.60)
Media	(2.74)
Office electronics	(0.60)
Pharmaceuticals	(1.44)
Real estate investment trust (REIT)	(0.41)
Road & rail	(0.84)
Semiconductors & semiconductor equipment	(1.77)
Software	(0.94)
Textiles, apparel & luxury goods	(0.34)
Trading companies & distributors	(0.38)
Wireless telecommunication services	(0.36)

Total investments sold short	(27.90)%

Total investments, net of investments sold short	99.11
Cash and other assets, less liabilities	0.89

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Shares	Value

Common stocks — 125.81%
Aerospace & defense — 2.44%
General Dynamics Corp.[1]	41,100	$3,597,072

Biotechnology — 5.96%
Acorda Therapeutics, Inc.*1	56,600	1,940,248
Alexion Pharmaceuticals, Inc.*1	14,600	1,695,936
Alnylam Pharmaceuticals, Inc.*1	19,200	1,228,992
Bluebird Bio, Inc.*1	8,500	229,160
Epizyme, Inc.*1	7,400	296,962
Gilead Sciences, Inc.*1	30,800	1,935,472
Lexicon Pharmaceuticals, Inc.*1	281,100	666,207
Ligand Pharmaceuticals, Inc., Class B*1	18,400	796,352

		8,789,329

Capital markets — 4.08%
Invesco Ltd.[1]	50,500	1,610,950
Morgan Stanley[1]	163,500	4,406,325

		6,017,275

Chemicals — 2.32%
Dow Chemical Co.[1]	89,100	3,421,440

Commercial banks — 3.73%
US Bancorp[1]	69,200	2,531,336
Wells Fargo & Co.[1]	71,800	2,966,776

		5,498,112

Commercial services & supplies — 1.86%
Waste Management, Inc.[1]	66,400	2,738,336

Computers & peripherals — 5.96%
Apple, Inc.[1]	12,100	5,768,675
NetApp, Inc.[1]	70,800	3,017,496

		8,786,171

Consumer finance — 1.58%
Capital One Financial Corp.[1]	33,800	2,323,412

Diversified financial services — 5.54%
Citigroup, Inc.[1]	88,950	4,314,965
JPMorgan Chase & Co.[1]	74,600	3,856,074

		8,171,039

Electric utilities — 1.45%
Edison International[1]	46,500	2,141,790

Energy equipment & services — 6.12%
Baker Hughes, Inc.[1]	53,900	2,646,490
Halliburton Co.[1]	42,600	2,051,190
McDermott International, Inc.*1	156,300	1,161,309
Noble Corp.[1]	84,000	3,172,680

		9,031,669

Food products — 3.32%
Mondelez International, Inc., Class A1	155,600	4,888,952

Health care equipment & supplies — 2.04%
Baxter International, Inc.[1]	45,800	3,008,602

Health care providers & services — 4.20%
Cardinal Health, Inc.[1]	33,200	1,731,380
Envision Healthcare Holdings, Inc.*1	52,000	1,353,560
UnitedHealth Group, Inc.[1]	43,400	3,107,874

		6,192,814

Hotels, restaurants & leisure — 2.39%
Yum! Brands, Inc.[1]	49,300	3,519,527

Industrial conglomerates — 2.37%
Danaher Corp.[1]	50,500	3,500,660

Insurance — 4.05%
Lincoln National Corp.[1]	61,200	2,569,788
MetLife, Inc.[1]	72,600	3,408,570

		5,978,358

Internet & catalog retail — 4.43%
Amazon.com, Inc.*1	20,900	6,534,176

IT services — 2.39%
ServiceSource International, Inc.*1	291,200	3,517,696

Life sciences tools & services — 1.08%
Bio-Rad Laboratories, Inc., Class A*1	13,500	1,587,060

Machinery — 4.29%
Illinois Tool Works, Inc.[1]	39,700	3,027,919
Parker Hannifin Corp.[1]	30,300	3,294,216

		6,322,135

Media — 7.00%
Comcast Corp., Class A1	94,300	4,257,645
Time Warner, Inc.[1]	60,800	4,001,248
Viacom, Inc., Class B1	24,600	2,056,068

		10,314,961

Metals & mining — 0.59%
Commercial Metals Co.[1]	51,600	874,620

Multiline retail — 2.04%
JC Penney Co., Inc.*1	120,900	1,066,338
Macy's, Inc.[1]	44,900	1,942,823

		3,009,161

Multi-utilities — 1.55%
PG&E Corp.[1]	55,800	2,283,336

Oil, gas & consumable fuels — 3.54%
EOG Resources, Inc.[1]	13,900	2,352,992
Exxon Mobil Corp.[1]	33,400	2,873,736

		5,226,728

Pharmaceuticals — 10.21%
Allergan, Inc.[1]	15,200	1,374,840
Eli Lilly & Co.[1]	40,400	2,033,332
Hospira, Inc.*1	60,500	2,372,810
Impax Laboratories, Inc.*1	101,200	2,075,612
Johnson & Johnson[1]	7,100	615,499
Merck & Co., Inc.[1]	65,200	3,104,172
Salix Pharmaceuticals Ltd.*1	36,600	2,447,808
Teva Pharmaceutical Industries Ltd. ADR	27,100	1,023,838

		15,047,911

Real estate investment trust (REIT) — 2.54%
American Campus Communities, Inc.[1]	20,500	700,075
American Capital Agency Corp.[1]	55,800	1,259,406
Digital Realty Trust, Inc.[1]	33,700	1,789,470

		3,748,951

Road & rail — 6.27%
Hertz Global Holdings, Inc.*1	189,800	4,205,968
Norfolk Southern Corp.[1]	65,200	5,043,220

		9,249,188

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Shares	Value

Semiconductors & semiconductor equipment — 8.74%
Atmel Corp.*1	211,400	1,572,816
Broadcom Corp., Class A1	114,000	2,965,140
Freescale Semiconductor Ltd.*1	34,600	576,090
Micron Technology, Inc.*1	160,600	2,805,682
NXP Semiconductor NV*1	60,400	2,247,484
Skyworks Solutions, Inc.*1	109,300	2,715,012

		12,882,224

Software — 5.95%
Adobe Systems, Inc.*1	76,600	3,978,604
Check Point Software Technologies Ltd.*1	43,600	2,466,016
Symantec Corp.[1]	93,900	2,324,025

		8,768,645

Textiles, apparel & luxury goods — 1.32%
Ralph Lauren Corp.[1]	11,800	1,943,814

Tobacco — 3.10%
Philip Morris International, Inc.[1]	52,800	4,571,952

Wireless telecommunication services — 1.36%
NII Holdings, Inc.*1	331,300	2,010,991

Total common stocks
(cost $148,276,324)		185,498,107

Short-term investment — 1.20%
Investment company — 1.20%
UBS Cash Management Prime
Relationship Fund [2]
(cost $1,765,588)	1,765,588	1,765,588

Total investments before investments sold short — 127.01%
(cost $150,041,912)		187,263,695

Investments sold short — (27.90)%
Common stocks — (27.90)%
Biotechnology — (1.26)%
Celgene Corp.	(5,300)	(815,829)
Cepheid, Inc.	(13,900)	(542,656)
United Therapeutics Corp.	(6,300)	(496,755)

		(1,855,240)

Capital markets — (1.64)%
Charles Schwab Corp.	(74,100)	(1,566,474)
Northern Trust Corp.	(8,300)	(451,437)
T. Rowe Price Group, Inc.	(5,500)	(395,615)

		(2,413,526)

Chemicals — (0.94)%
Ecolab, Inc.	(5,000)	(493,800)
LyondellBasell Industries NV, Class A	(7,100)	(519,933)
Sigma-Aldrich Corp.	(4,400)	(375,320)

		(1,389,053)

Commercial banks — (1.57)%
Associated Banc-Corp.	(28,300)	(438,367)
Signature Bank	(5,100)	(466,752)
SVB Financial Group	(5,800)	(500,946)
TCF Financial Corp.	(28,600)	(408,408)
Zions Bancorporation	(18,100)	(496,302)

		(2,310,775)

Commercial services & supplies — (1.26)%
Healthcare Services Group, Inc.	(24,200)	(623,392)
Pitney Bowes, Inc.	(47,450)	(863,116)
Stericycle, Inc.	(3,200)	(369,280)

		(1,855,788)

Computers & peripherals — (1.31)%
Diebold, Inc.	(20,100)	(590,136)
Hewlett-Packard Co.	(39,400)	(826,612)
Lexmark International, Inc., Class A	(15,600)	(514,800)

		(1,931,548)

Consumer finance — (0.31)%
American Express Co.	(6,100)	(460,672)

Diversified financial services — (0.41)%
Bank of America Corp.	(43,600)	(601,680)

Health care equipment & supplies — (3.12)%
Abaxis, Inc.	(7,800)	(328,380)
Align Technology, Inc.	(15,000)	(721,800)
DexCom, Inc.	(24,800)	(700,104)
IDEXX Laboratories, Inc.	(5,100)	(508,215)
Meridian Bioscience, Inc.	(18,000)	(425,700)
PhotoMedex, Inc.	(35,000)	(556,500)
STERIS Corp.	(10,100)	(433,896)
Wright Medical Group, Inc.	(16,500)	(430,320)
Zimmer Holdings, Inc.	(6,100)	(501,054)

		(4,605,969)

Health care providers & services — (1.05)%
Centene Corp.	(11,200)	(716,352)
Henry Schein, Inc.	(4,000)	(414,800)
Owens & Minor, Inc.	(12,200)	(421,998)

		(1,553,150)

Hotels, restaurants & leisure — (2.23)%
Choice Hotels International, Inc.	(44,300)	(1,913,317)
Hyatt Hotels Corp., Class A	(17,700)	(760,392)
Starwood Hotels & Resorts Worldwide, Inc.	(9,300)	(617,985)

		(3,291,694)

Insurance — (0.95)%
American International Group, Inc.	(28,900)	(1,405,407)

IT services — (0.44)%
Cognizant Technology Solutions Corp., Class A	(7,800)	(640,536)

Life sciences tools & services — (0.99)%
Mettler-Toledo International, Inc.	(3,900)	(936,351)
Thermo Fisher Scientific, Inc.	(5,700)	(525,255)

		(1,461,606)

Machinery — (0.60)%
AGCO Corp.	(14,500)	(876,090)

Media — (2.74)%
Discovery Communications, Inc., Class A	(13,900)	(1,173,438)
Gannett Co., Inc.	(71,500)	(1,915,485)
Lamar Advertising Co., Class A	(20,300)	(954,709)

		(4,043,632)

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Shares	Value

Office electronics — (0.60)%
Xerox Corp.	(85,600)	(880,824)

Pharmaceuticals — (1.44)%
Bristol-Myers Squibb Co.	(9,500)	(439,660)
Endo Health Solutions, Inc.	(14,900)	(677,056)
Perrigo Co.	(8,200)	(1,011,716)

		(2,128,432)

Real estate investment trust (REIT) — (0.41)%
AvalonBay Communities, Inc.	(2,500)	(317,725)
Equity Residential	(5,400)	(289,278)

		(607,003)

Road & rail — (0.84)%
CSX Corp.	(23,700)	(610,038)
Kansas City Southern	(5,800)	(634,288)

		(1,244,326)

Semiconductors & semiconductor equipment — (1.77)%
Advanced Micro Devices, Inc.	(178,500)	(678,300)
First Solar, Inc.	(18,600)	(747,906)
Intel Corp.	(21,100)	(483,612)
Marvell Technology Group Ltd.	(61,100)	(702,650)

		(2,612,468)

Software — (0.94)%
Citrix Systems, Inc.	(8,100)	(571,941)
Electronic Arts, Inc.	(21,800)	(556,990)
Red Hat, Inc.	(5,600)	(258,384)

		(1,387,315)

Textiles, apparel & luxury goods — (0.34)%
Under Armour, Inc., Class A	(6,200)	(492,590)

Trading companies & distributors — (0.38)%
Fastenal Co.	(11,000)	(552,750)

Wireless telecommunication services — (0.36)%
SBA Communications Corp., Class A	(6,600)	(531,036)

Total investments sold short
(proceeds $30,266,637)		(41,133,110)

Total investments, net of investments sold short — 99.11%		146,130,585
Cash and other assets, less liabilities: 0.89%		1,311,875

Net assets: 100.00%		$147,442,460

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$42,265,747
Gross unrealized depreciation	(5,043,964)

Net unrealized appreciation of investments	$37,221,783

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total

Common stocks	$185,498,107	$—	$—	$185,498,107
Common stocks sold short	(41,133,110)	—	—	(41,133,110)
Short-term investment	—	1,765,588	—	1,765,588

Total	$144,364,997	$1,765,588	$—	$146,130,585

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
*	Non-income producing security.
[1]	All or a portion of these securities have been delivered to cover open short positions.
[2]	The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/12	09/30/13	09/30/13	09/30/13	09/30/13

UBS Cash Management Prime Relationship Fund	$3,490,166	$16,083,814	$17,808,392	$1,765,588	$2,211

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2013

Bonds
Corporate bonds
Banking	0.47%
Beverages	3.32
Biotechnology	0.15
Building materials	0.44
Capital markets	3.28
Chemicals	0.17
Commercial banks	17.48
Commercial services & supplies	0.82
Communications equipment	0.46
Computers & peripherals	0.50
Construction & engineering	0.54
Consumer finance	2.44
Diversified financial services	9.78
Diversified telecommunication services	5.56
Electric utilities	4.71
Electrical equipment	0.25
Energy equipment & services	0.68
Engineering & construction	0.32
Food & staples retailing	0.58
Food products	0.80
Gas utilities	1.86
Health care equipment & supplies	0.89
Health care providers & services	0.12
Independent power producers & energy traders	0.61
Industrial conglomerates	0.16
Insurance	6.65
Internet & catalog retail	0.07
IT services	0.30
Marine	0.44
Media	3.56
Metals & mining	2.63
Multi-utilities	1.52
Oil, gas & consumable fuels	8.78
Pharmaceuticals	1.45
Real estate investment trust (REIT)	0.08
Real estate management & development	0.13
Road & rail	0.87
Semiconductors & semiconductor equipment	0.14
Software	1.12
Specialty retail	0.51
Thrifts & mortgage finance	0.42
Tobacco	2.71
Transportation	0.23
Transportation infrastructure	0.26
Water utilities	0.49
Wireless telecommunication services	1.63

Total corporate bonds	90.38%
Non-US government obligation	1.01
Supranational bonds	1.09

Total bonds	92.48%
Short-term investment	7.11

Total investments	99.59%
Cash and other assets, less liabilities	0.41

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Global Corporate Bond Relationship Fund (excluding derivatives exposure). Figures might be different if a breakdown of derivatives exposure was included.

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount		Value

Bonds: 92.48%
Corporate bonds: 90.38%
Australia: 2.85%
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43		$55,000	$56,017
Commonwealth Bank of Australia,
2.250%, due 03/16/17[1]		250,000	257,361
National Australia Bank,
2.750%, due 03/09/17		250,000	259,484
Origin Energy Finance Ltd.,
2.500%, due 10/23/20	EUR	100,000	128,710
Santos Finance Ltd.,
8.250%, due 09/22/70[2]		50,000	73,819
Telstra Corp. Ltd.,
4.800%, due 10/12/21[3]		$55,000	59,615
Westpac Banking Corp.,
5.000%, due 10/21/19[3]	GBP	50,000	91,037

Total Australia corporate bonds			926,043

Belgium 0.25%
Elia System Operator SA,
5.250%, due 05/13/19	EUR	50,000	80,404

Bermuda: 0.41%
Bacardi Ltd.,
2.750%, due 07/03/23		100,000	133,708

Brazil: 0.36%
Vale SA,
5.625%, due 09/11/42		$135,000	117,754

Canada: 4.11%
Bank of Montreal,
1.300%, due 07/15/16		110,000	110,499
6.020%, due 05/02/18	CAD	85,000	94,016
Bank of Nova Scotia,
4.100%, due 06/08/17		125,000	128,398
Barrick Gold Corp.,
2.500%, due 05/01/18		$70,000	66,748
4.100%, due 05/01/23		60,000	52,836
Canadian Imperial Bank of Commerce,
1.350%, due 07/18/16		85,000	85,691
3.400%, due 01/14/16	CAD	95,000	95,104
Greater Toronto Airports Authority,
6.980%, due 10/15/32		60,000	75,883
Hydro One, Inc.,
5.360%, due 05/20/36		60,000	64,610
Nexen, Inc.,
6.400%, due 05/15/37		$90,000	98,711
Rogers Communications, Inc.,
3.000%, due 03/15/23		40,000	36,915
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	85,000	82,146
Suncor Energy, Inc.,
6.500%, due 06/15/38		$115,000	134,016
Teck Resources Ltd.,
5.400%, due 02/01/43		50,000	43,699
Toronto-Dominion Bank,
3.367%, due 11/02/20[2]	CAD	115,000	114,411
Xstrata Finance Canada Ltd.,
2.700%, due 10/25/17[1]		$50,000	49,727

Total Canada corporate bonds			1,333,410

Cayman Islands: 1.41%
Hutchison Whampoa Europe Finance 13 Ltd.,
3.750%, due 05/10/18[2,4]	EUR	100,000	128,013
New York Life Funding,
5.125%, due 02/03/15	GBP	50,000	85,250
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	100,000	147,919
Transocean, Inc.,
6.800%, due 03/15/38		$90,000	95,549

Total Cayman Islands corporate bonds			456,731

Curacao: 0.23%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		75,000	74,441

Denmark: 0.95%
AP Moeller - Maersk A/S,
3.375%, due 08/28/19[3]	EUR	100,000	143,777
DONG Energy A/S,
4.875%, due 01/12/32[3]	GBP	100,000	165,339

Total Denmark corporate bonds			309,116

Finland: 0.47%
Teollisuuden Voima Oyj,
6.000%, due 06/27/16	EUR	100,000	151,979

France: 3.36%
Autoroutes du Sud de la France SA,
5.625%, due 07/04/22		50,000	83,548
AXA SA,
5.250%, due 04/16/40[2,3]		50,000	71,187
BNP Paribas SA,
2.700%, due 08/20/18		$90,000	91,029
5.186%, due 06/29/15[2,3,4]		50,000	50,505
Credit Logement SA,
1.374%, due 12/16/13[2,3,4]	EUR	50,000	52,085
Dexia Credit Local SA,
5.375%, due 07/21/14		110,000	152,690
Electricite De France,
5.250%, due 01/29/23[1,2,4]		$100,000	94,590
6.950%, due 01/26/39[1]		30,000	36,416
Total Capital International SA,
1.550%, due 06/28/17		265,000	266,348
Veolia Environnement SA,
6.750%, due 04/24/19	EUR	40,000	67,392
Vivendi SA,
3.450%, due 01/12/18[1]		$125,000	126,435

Total France corporate bonds			1,092,225

Germany: 1.09%
Muenchener Rueckversicherungs AG,
6.000%, due 05/26/41[2,3]	EUR	100,000	154,463
6.250%, due 05/26/42[2]		100,000	157,334
RWE AG,
4.625%, due 09/28/15[2,3,4]		30,000	41,072

Total Germany corporate bonds			352,869

Ireland: 0.88%
CRH Finance Ltd.,
7.375%, due 05/28/14		100,000	140,990

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount		Value

GE Capital European Funding,
6.025%, due 03/01/38	EUR	80,000	143,396

Total Ireland corporate bonds			284,386

Italy: 2.63%
Assicurazioni Generali SpA,
4.875%, due 11/11/14		50,000	70,537
Intesa Sanpaolo SpA,
4.375%, due 10/15/19[3]		100,000	139,299
Snam SpA,
3.875%, due 03/19/18		200,000	287,105
Telecom Italia SpA,
8.250%, due 03/21/16		50,000	75,367
UniCredit SpA,
6.375%, due 10/16/18[2]	GBP	50,000	80,985
6.375%, due 05/02/23[2,3]		$200,000	199,900

Total Italy corporate bonds			853,193

Japan: 0.09%
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17		30,000	29,791

Jersey, Channel Islands: 1.50%
AA Bond Co., Ltd.,
4.720%, due 07/31/18	GBP	100,000	166,714
BAA Funding Ltd.,
6.750%, due 12/03/26		50,000	102,594
Gatwick Funding Ltd.,
5.250%, due 01/23/24[3]		100,000	176,793
HSBC Capital Funding LP,
5.130%, due 03/29/16[2,4]	EUR	30,000	41,971

Total Jersey, Channel Islands corporate bonds			488,072

Luxembourg: 0.86%
ArcelorMittal,
9.500%, due 02/15/15		$75,000	82,219
Enel Finance International SA,
6.000%, due 10/07/39[1]		100,000	91,061
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	50,000	81,150
SES,
3.600%, due 04/04/23[1]		$25,000	23,516

Total Luxembourg corporate bonds			277,946

Mexico: 0.66%
America Movil SAB de CV,
5.000%, due 03/30/20		200,000	215,035

Netherlands: 7.07%
ABN Amro Bank NV,
4.875%, due 01/16/19[3]	GBP	100,000	177,463
Allianz Finance II BV,
4.375%, due 02/17/17[2,4]	EUR	80,000	111,610
British American Tobacco Holdings The Netherlands BV,
2.375%, due 01/19/23		100,000	132,513
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20		125,000	168,886
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.875%, due 02/08/22		$135,000	135,165
Deutsche Telekom International Finance BV,
4.500%, due 10/25/13	EUR	120,000	162,784
6.500%, due 04/08/22	GBP	30,000	58,634
Enbw International Finance BV,
6.000%, due 11/20/13	EUR	150,000	204,403
Generali Finance BV,
4.750%, due 05/12/14		10,000	13,839
Heineken NV,
2.125%, due 08/04/20		100,000	134,270
Koninklijke KPN NV,
6.500%, due 01/15/16		115,000	174,108
LYB International Finance BV,
5.250%, due 07/15/43		$55,000	54,085
Nomura Europe Finance NV,
1.875%, due 05/29/18	EUR	100,000	131,362
Petrobras Global Finance BV,
4.375%, due 05/20/23		$110,000	100,474
5.625%, due 05/20/43		20,000	16,750
Repsol International Finance BV,
4.375%, due 02/20/18[3]	EUR	100,000	145,314
4.750%, due 02/16/17		50,000	73,391
Royal Bank of Scotland NV,
0.958%, due 03/09/15[2]		$75,000	72,840
Siemens Financieringsmaatschappij NV,
6.125%, due 09/14/66[2]	GBP	32,000	56,075
TenneT Holding BV,
6.655%, due 06/01/17[2,4]	EUR	50,000	73,352
Volkswagen International Finance NV,
2.125%, due 01/19/15[3]		70,000	96,478

Total Netherlands corporate bonds			2,293,796

Norway: 0.89%
DNB Bank ASA,
3.200%, due 04/03/17[1]		$200,000	209,598
Statoil ASA,
3.125%, due 08/17/17		75,000	79,714

Total Norway corporate bonds			289,312

Portugal: 0.41%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18	EUR	100,000	134,500

South Korea: 0.34%
GS Caltex Corp.,
5.500%, due 04/24/17[3]		$100,000	109,297

Spain: 2.50%
BBVA Senior Finance SAU,
3.250%, due 03/21/16	EUR	100,000	138,689
Santander International Debt SAU,
4.625%, due 03/21/16[3]		200,000	286,271
Santander US Debt SAU,
2.991%, due 10/07/13[3]		$100,000	100,034
Telefonica Emisiones SAU,
4.710%, due 01/20/20[3]	EUR	200,000	286,317

Total Spain corporate bonds			811,311

Sweden: 0.89%
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$100,000	112,656

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount		Value

Telefonaktiebolaget LM Ericsson,
4.125%, due 05/15/22		95,000	92,910
Vattenfall AB,
6.750%, due 01/31/19	EUR	50,000	84,369

Total Sweden corporate bonds			289,935

Switzerland: 0.63%
Credit Suisse AG,
1.625%, due 03/06/15[1]		$200,000	202,960

United Kingdom: 14.53%
Abbey National Treasury Services PLC,
1.750%, due 01/15/18[3]	EUR	100,000	135,143
Anglian Water Services Financing PLC,
4.500%, due 02/22/26[3]	GBP	100,000	159,388
Arqiva Financing PLC,
4.040%, due 06/30/20[3]		150,000	245,023
Aviva PLC,
4.729%, due 11/28/14[2,4]	EUR	90,000	121,452
Barclays Bank PLC,
2.250%, due 05/10/17[1]		$200,000	206,380
4.875%, due 12/15/14[2,4]	EUR	50,000	57,327
5.750%, due 08/17/21	GBP	50,000	93,306
6.625%, due 03/30/22[3]	EUR	50,000	77,474
BG Energy Capital PLC,
5.125%, due 12/07/17[3]	GBP	50,000	91,220
BP Capital Markets PLC,
1.375%, due 05/10/18		$85,000	82,457
2.750%, due 05/10/23		40,000	36,533
British Telecommunications PLC,
8.500%, due 12/07/16	GBP	75,000	145,484
BUPA Finance PLC,
6.125%, due 09/16/20[2,4]		50,000	82,159
Diageo Capital PLC,
3.875%, due 04/29/43		$60,000	51,687
EE Finance PLC,
4.375%, due 03/28/19[3]	GBP	100,000	167,905
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17		$95,000	95,533
HSBC Holdings PLC,
5.100%, due 04/05/21		175,000	192,768
6.500%, due 09/15/37		225,000	255,009
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18	EUR	100,000	151,307
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[2]	GBP	110,000	168,265
Lloyds Bank PLC,
1.017%, due 07/11/16[2]	EUR	45,000	59,813
6.500%, due 03/24/20		50,000	76,777
7.500%, due 04/15/24	GBP	100,000	208,790
Lloyds Banking Group PLC,
5.875%, due 07/08/14	EUR	45,000	62,813
National Express Group PLC,
6.250%, due 01/13/17	GBP	50,000	89,301
National Grid Electricity Transmission PLC,
5.875%, due 02/02/24		45,000	85,628
Northern Gas Networks Finance PLC,
5.875%, due 07/08/19		50,000	93,728
Royal Bank of Scotland PLC,
5.375%, due 09/30/19[3]	EUR	50,000	$78,467
6.934%, due 04/09/18		50,000	74,140
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]		$250,000	227,038
Standard Chartered PLC,
4.000%, due 07/12/22[2]		200,000	202,500
Tesco PLC,
6.125%, due 02/24/22	GBP	100,000	188,564
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		50,000	87,890
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16[3]		125,000	222,969
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32[3]		100,000	186,982
WPP PLC,
6.625%, due 05/12/16	EUR	100,000	154,717

Total United Kingdom corporate bonds			4,715,937

United States: 41.01%
ABB Finance USA, Inc.,
2.875%, due 05/08/22		$85,000	82,083
AbbVie, Inc.,
2.900%, due 11/06/22		105,000	98,197
4.400%, due 11/06/42		65,000	58,849
Alcoa, Inc.,
6.150%, due 08/15/20		105,000	109,538
Allstate Corp.,
5.750%, due 08/15/53[2]		55,000	53,625
Alltel Corp.,
7.875%, due 07/01/32		85,000	110,772
Altria Group, Inc.,
4.250%, due 08/09/42		235,000	195,641
American Express Credit Corp.,
1.300%, due 07/29/16		55,000	55,329
American Honda Finance Corp.,
3.875%, due 09/16/14[3]	EUR	100,000	139,719
American International Group, Inc.,
3.375%, due 08/15/20		$115,000	115,070
American Tower Corp.,
3.400%, due 02/15/19		25,000	24,710
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		205,000	238,308
Anheuser-Busch InBev Worldwide, Inc.,
2.500%, due 07/15/22		305,000	282,160
Apache Corp.,
4.750%, due 04/15/43		145,000	137,254
Apple, Inc.,
3.850%, due 05/04/43		35,000	29,328
AT&T, Inc.,
2.500%, due 03/15/23	EUR	100,000	130,404
5.550%, due 08/15/41		$75,000	74,448
Bank of America Corp.,
1.500%, due 10/09/15		460,000	462,515
5.875%, due 02/07/42		60,000	66,617
Bank of New York Mellon Corp.,
1.350%, due 03/06/18		215,000	209,828

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount		Value

Baxter International, Inc.,
3.200%, due 06/15/23		135,000	131,718
BB&T Corp.,
1.600%, due 08/15/17		55,000	54,612
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		50,000	48,811
Boston Scientific Corp.,
2.650%, due 10/01/18		15,000	15,007
6.000%, due 01/15/20		125,000	142,957
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21		145,000	145,712
Capital One Financial Corp.,
1.000%, due 11/06/15		160,000	159,194
Celgene Corp.,
4.000%, due 08/15/23		50,000	49,807
Chevron Corp.,
2.355%, due 12/05/22		45,000	41,430
2.427%, due 06/24/20		45,000	44,482
Citigroup, Inc.,
0.869%, due 05/31/17[2]	EUR	100,000	129,333
4.050%, due 07/30/22		$85,000	82,553
5.500%, due 02/15/17		85,000	93,068
6.000%, due 08/15/17		255,000	291,439
Coca-Cola Co.,
1.800%, due 09/01/16		110,000	113,082
Comcast Corp.,
5.700%, due 07/01/19		205,000	238,109
ConocoPhillips,
4.600%, due 01/15/15		105,000	110,326
DIRECTV Holdings LLC,
5.000%, due 03/01/21		175,000	179,157
Duke Energy Corp.,
3.050%, due 08/15/22		105,000	99,365
Energy Transfer Partners LP,
6.050%, due 06/01/41		110,000	110,403
Enterprise Products Operating LLC,
4.850%, due 03/15/44		85,000	79,225
5.200%, due 09/01/20		55,000	61,203
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		45,000	45,660
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		200,000	205,571
Freeport-McMoRan Copper & Gold, Inc.,
3.100%, due 03/15/20[1]		70,000	65,822
3.875%, due 03/15/23[1]		145,000	133,684
General Electric Capital Corp.,
1.000%, due 12/11/15		160,000	160,191
4.375%, due 09/16/20		180,000	191,503
Series A, 6.750%, due 03/15/32		240,000	286,272
General Electric Co.,
4.125%, due 10/09/42		55,000	50,492
Georgia Power Co.,
5.400%, due 06/01/40		75,000	79,824
Glencore Funding LLC,
2.500%, due 01/15/19[1]		80,000	74,990
Goldman Sachs Group, Inc.,
3.250%, due 02/01/23[3]	EUR	130,000	177,451
4.375%, due 03/16/17		150,000	220,962
Halliburton Co.,
4.750%, due 08/01/43		$125,000	123,579
Hartford Financial Services Group, Inc.,
4.300%, due 04/15/43		55,000	48,536
5.500%, due 03/30/20		55,000	62,062
Hewlett-Packard Co.,
2.625%, due 12/09/14		130,000	132,517
International Business Machines Corp.,
3.375%, due 08/01/23		100,000	98,660
JPMorgan Chase & Co.,
1.800%, due 01/25/18		100,000	98,607
3.200%, due 01/25/23		505,000	472,437
Kellogg Co.,
1.875%, due 11/17/16		80,000	81,467
Kinder Morgan Energy Partners LP,
2.650%, due 02/01/19		15,000	14,897
5.000%, due 03/01/43		115,000	104,000
Kraft Foods Group, Inc.,
5.000%, due 06/04/42		85,000	84,202
Lincoln National Corp.,
4.200%, due 03/15/22		135,000	138,210
Lorillard Tobacco Co.,
6.875%, due 05/01/20		20,000	23,000
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23		50,000	46,560
Merck & Co., Inc.,
6.550%, due 09/15/37		64,000	81,105
Metropolitan Life Global Funding I,
2.375%, due 09/30/19[3]	EUR	225,000	311,325
Microsoft Corp.,
2.625%, due 05/02/33		100,000	123,456
3.500%, due 11/15/42		$130,000	105,175
Mondelez International, Inc.,
5.375%, due 02/10/20		83,000	93,721
Morgan Stanley,
2.125%, due 04/25/18		50,000	48,732
4.750%, due 03/22/17		210,000	226,742
6.375%, due 07/24/42		45,000	50,925
Motorola Solutions, Inc.,
6.000%, due 11/15/17		50,000	57,036
Mylan, Inc.,
2.600%, due 06/24/18[1]		15,000	14,974
NBCUniversal Media LLC,
5.150%, due 04/30/20		130,000	147,415
News America, Inc.,
6.200%, due 12/15/34		135,000	146,163
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		25,000	30,927
Oracle Corp.,
2.250%, due 01/10/21	EUR	100,000	135,907
PacifiCorp,
6.000%, due 01/15/39		$95,000	112,804
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[3]	EUR	60,000	91,900
PepsiCo, Inc.,
1.250%, due 08/13/17		$60,000	59,129
Perrigo Co.,
2.950%, due 05/15/23		50,000	48,337

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount		Value

Philip Morris International, Inc.,
2.125%, due 05/30/19	EUR	100,000	137,795
PNC Funding Corp.,
2.700%, due 09/19/16		$75,000	77,948
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		50,000	44,701
PPL Energy Supply LLC,
4.600%, due 12/15/21		45,000	44,401
Prudential Financial, Inc.,
4.500%, due 11/15/20		195,000	209,507
QVC, Inc.,
4.375%, due 03/15/23		25,000	23,250
Republic Services, Inc.,
5.250%, due 11/15/21		175,000	191,968
Reynolds American, Inc.,
6.150%, due 09/15/43		90,000	94,159
6.750%, due 06/15/17		125,000	144,426
SABMiller Holdings, Inc.,
1.875%, due 01/20/20[3]	EUR	100,000	134,216
Sempra Energy,
6.000%, due 10/15/39		$85,000	93,708
SLM Corp.,
6.250%, due 01/25/16		80,000	85,200
Southwestern Electric Power Co.,
6.200%, due 03/15/40		115,000	127,837
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		75,000	65,557
Time Warner Cable, Inc.,
5.000%, due 02/01/20		210,000	212,629
Travelers Cos., Inc.,
4.600%, due 08/01/43		20,000	19,769
US Bancorp,
1.650%, due 05/15/17		105,000	105,614
Valero Energy Corp.,
6.625%, due 06/15/37		140,000	152,060
Verizon Communications, Inc.,
2.500%, due 09/15/16		160,000	164,910
4.500%, due 09/15/20		85,000	90,395
6.550%, due 09/15/43		200,000	225,787
Viacom, Inc.,
2.500%, due 09/01/18		20,000	19,963
4.250%, due 09/01/23		35,000	34,810
Virginia Electric and Power Co.,
Series A, 6.000%, due 05/15/37		55,000	64,677
Wachovia Corp.,
5.750%, due 02/01/18		255,000	294,566
Waste Management, Inc.,
6.125%, due 11/30/39		65,000	74,334
WEA Finance LLC,
5.750%, due 09/02/15[1]		40,000	43,509
WellPoint, Inc.,
5.100%, due 01/15/44		40,000	38,964
Xcel Energy, Inc.,
4.700%, due 05/15/20		40,000	44,009
4.800%, due 09/15/41		50,000	49,078

Total United States corporate bonds			13,312,064

Total corporate bonds
(cost $28,910,796)			29,336,215

Non-US government obligation: 1.01%
Italy: 1.01%
Buoni Poliennali Del Tesoro,
3.750%, due 12/15/13
(cost $319,453)	EUR	240,000	326,664

Supranational bonds: 1.09%
Asian Development Bank,
1.000%, due 12/15/15	GBP	50,000	81,512
European Investment Bank,
3.000%, due 12/07/15		60,000	101,606
Inter-American Development Bank,
0.625%, due 12/15/15		55,000	88,898
International Finance Corp.,
0.625%, due 12/15/15		50,000	80,772

Total supranational bonds
(cost $342,652)			352,788

Total bonds
(cost $29,572,901)			30,015,667

	Shares

Short-term investment: 7.11%
Investment company: 7.11%
UBS Cash Management Prime
Relationship Fund[5]
(cost $2,308,125)		2,308,125	2,308,125

Total investments: 99.59%
(cost $31,881,026)			32,323,792
Cash and other assets, less liabilities: 0.41%			133,665

Net assets: 100.00%			$32,457,457

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$686,104
Gross unrealized depreciation	(243,338)

Net unrealized appreciation of investments	$442,766

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts		In		Maturity	appreciation/
Counterparty	to deliver		exchange for		date	(depreciation)

JPMCB	CAD	700,000	USD	669,383	10/08/13	$(10,096)
JPMCB	EUR	6,110,000	USD	8,085,324	10/08/13	(180,694)
JPMCB	EUR	150,000	USD	203,240	10/08/13	310
JPMCB	GBP	2,560,000	USD	4,003,569	10/08/13	(140,607)
JPMCB	USD	39,951	AUD	45,000	10/08/13	2,013
JPMCB	USD	40,748	JPY	4,000,000	10/08/13	(53)

Net unrealized depreciation on forward foreign currency contracts						$(329,127)

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
5 Year US Treasury Notes, 15 contracts (USD)	December 2013	$1,790,644	$1,815,703	$25,059
US Treasury futures sell contracts:
US Ultra Bond Futures, 1 contracts (USD)	December 2013	(139,866)	(142,094)	(2,228)
10 Year US Treasury Notes, 1 contracts (USD)	December 2013	(123,702)	(126,391)	(2,689)
Interest rate futures buy contracts:
Euro-Bobl, 2 contracts (EUR)	December 2013	332,813	336,697	3,884
Euro-Bund, 1 contracts (EUR)	December 2013	185,399	190,076	4,677
Interest rate futures sell contracts:
Long Gilt, 3 contracts (GBP)	December 2013	(522,439)	(535,791)	(13,352)

Net unrealized appreciation on futures contracts				$15,351

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$29,336,215	$—	$29,336,215
Non-US government obligations	—	326,664	—	326,664
Supranational bonds	—	352,788	—	352,788
Short-term investments	—	2,308,125	—	2,308,125
Forward foreign currency contracts, net	—	(329,127)	—	(329,127)
Futures contracts, net	15,351	—	—	15,351

Total	$15,351	$31,994,665	$—	$32,010,016

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $2,081,934 or 6.41% of net assets.
[2]	Variable or floating rate security — the interest rate shown is the current rate as of September 30, 2013 and changes periodically.
[3]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2013, the value of these securities amounted to $4,765,428 or 14.68% of net assets.
[4]	Perpetual bond security. The maturity date reflects the next call date.
[5]	The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/2012	09/30/2013	09/30/2013	09/30/2013	09/30/2013

UBS Cash Management Prime Relationship Fund	$3,905,258	$29,492,307	$31,089,440	$2,308,125	$2,473

UBS High Yield Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2013

Bonds
Corporate bonds
Aerospace	1.02%
Air transportation	0.30
Automotive & auto parts distributors	2.89
Banks & thrifts	3.19
Broadcasting	1.19
Building materials	2.25
Cable TV	5.89
Capital goods	0.37
Chemicals	3.15
Consumer products	0.92
Containers	3.51
Diversified financial services	5.26
Diversified media	0.26
Electric utilities	2.86
Energy	17.55
Entertainment/film	0.34
Environmental	0.09
Food & drug retail	0.17
Food/beverage/tobacco	1.22
Gaming	2.54
Healthcare	7.46
Homebuilders/real estate	1.85
Hotel	0.18
Insurance	0.80
Leisure	1.04
Machinery	0.58
Metals/mining	1.15
Paper	0.84
Publishing/printing	1.23
Services	3.50
Steels	0.90
Super retail index	3.04
Technology	5.10
Telecommunications	9.51
Textile/apparel	0.18
Transportation excluding air/rail	0.57

Total corporate bonds	92.90%

Total bonds	92.90%
Short-term investment	10.04

Total investments	102.94%
Liabilities, in excess of cash and other assets	(2.94)

Net assets	100.00%

[1]	Figures represent the direct investments of UBS High Yield Relationship Fund (excluding derivatives exposure). Figures might be different if a breakdown of derivatives exposure was included.

UBS High Yield Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount	Value

Bonds: 92.90%
Corporate bonds: 92.90%
Australia: 0.26%
FMG Resources August 2006 Pty Ltd.,
8.250%, due 11/01/19[1]	$800,000	$862,000

Canada: 1.41%
Bombardier, Inc.,
7.500%, due 03/15/18[1]	340,000	381,650
7.750%, due 03/15/20[1]	261,000	294,930
CHC Helicopter SA,
9.250%, due 10/15/20	150,000	159,750
Cogeco Cable, Inc.,
4.875%, due 05/01/20[1]	900,000	859,500
Inmet Mining Corp.,
8.750%, due 06/01/20[1]	425,000	454,750
Kodiak Oil & Gas Corp.,
5.500%, due 02/01/22[1]	150,000	146,250
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	850,000	852,125
PetroBakken Energy Ltd.,
8.625%, due 02/01/20[1]	1,225,000	1,188,250
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19[1]	250,000	271,875

Total Canada corporate bonds		4,609,080

Cayman Islands: 1.19%
Offshore Group Investment Ltd.,
7.500%, due 11/01/19	2,900,000	3,052,250
Sable International Finance Ltd.,
7.750%, due 02/15/17[1]	450,000	474,750
Seagate HDD Cayman,
4.750%, due 06/01/23[1]	375,000	360,938

Total Cayman Islands corporate bonds		3,887,938

Croatia: 0.53%
Agrokor DD,
8.875%, due 02/01/20[1]	1,625,000	1,726,562

France: 0.63%
AXA SA,
6.379%, due 12/14/36[1,2,3]	1,050,000	1,009,312
SPCM SA,
6.000%, due 01/15/22[1]	1,025,000	1,030,125

Total France corporate bonds		2,039,437

Germany: 0.49%
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]	1,675,000	1,587,063

Ireland: 0.96%
Nara Cable Funding Ltd.,
8.875%, due 12/01/18[1]	1,600,000	1,688,000
Ono Finance II PLC,
10.875%, due 07/15/19[1]	850,000	905,250
Smurfit Kappa Acquisitions,
4.875%, due 09/15/18[1]	550,000	550,000

Total Ireland corporate bonds		3,143,250

Luxembourg: 4.14%
ArcelorMittal,
6.750%, due 02/25/22	650,000	684,125
7.500%, due 10/15/39	300,000	284,250
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]	1,475,000	1,666,750
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16[1]	523,000	548,496
INEOS Group Holdings SA,
6.125%, due 08/15/18[1]	975,000	953,062
Intelsat Jackson Holdings SA,
5.500%, due 08/01/23[1]	825,000	771,375
7.250%, due 10/15/20	2,550,000	2,722,125
Intelsat Luxembourg SA,
6.750%, due 06/01/18[1]	175,000	181,563
7.750%, due 06/01/21[1]	1,175,000	1,216,125
Pacific Drilling SA,
5.375%, due 06/01/20[1]	2,000,000	1,950,000
Wind Acquisition Finance SA,
6.500%, due 04/30/20[1]	225,000	230,625
7.250%, due 02/15/18[1]	941,000	973,935
11.750%, due 07/15/17[1]	1,244,000	1,321,750

Total Luxembourg corporate bonds		13,504,181

Mexico: 0.43%
Cemex SAB de CV,
5.875%, due 03/25/19[1]	1,250,000	1,200,000
7.250%, due 01/15/21[1]	200,000	198,845

Total Mexico corporate bonds		1,398,845

Netherlands: 1.66%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]	1,475,000	1,862,485
NXP BV / NXP Funding LLC,
5.750%, due 02/15/21[1]	1,600,000	1,624,000
Schaeffler Holding Finance BV,
6.875%, due 08/15/18[1,4]	1,850,000	1,937,875

Total Netherlands corporate bonds		5,424,360

Singapore: 0.27%
Flextronics International Ltd.,
5.000%, due 02/15/23	925,000	878,750

United Kingdom: 1.55%
Algeco Scotsman Global Finance PLC,
10.750%, due 10/15/19[1]	1,675,000	1,683,375
Hanson Ltd.,
6.125%, due 08/15/16	375,000	406,875
HBOS PLC,
6.750%, due 05/21/18[1]	650,000	722,276
Lloyds Banking Group PLC,
6.413%, due 10/01/35[1,2,3]	1,375,000	1,244,375
Royal Bank of Scotland Group PLC,
6.125%, due 12/15/22	975,000	982,235

Total United Kingdom corporate bonds		5,039,136

United States: 79.38%
Activision Blizzard, Inc.,
5.625%, due 09/15/21[1]	450,000	450,562
ADT Corp.,
6.250%, due 10/15/21[1]	975,000	989,625
AES Corp.,
8.000%, due 10/15/17	535,000	615,250
8.000%, due 06/01/20	1,450,000	1,653,000
AIG Life Holdings, Inc.,
7.570%, due 12/01/45[1]	825,000	919,875

UBS High Yield Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount	Value

Ally Financial, Inc.,
5.500%, due 02/15/17	500,000	524,732
8.000%, due 03/15/20	4,500,000	5,175,000
8.000%, due 11/01/31	500,000	562,500
Alta Mesa Holdings,
9.625%, due 10/15/18	1,550,000	1,635,250
AMC Entertainment, Inc.,
8.750%, due 06/01/19	620,000	666,500
American Axle & Manufacturing, Inc.,
6.625%, due 10/15/22	1,620,000	1,660,500
American Builders & Contractors Supply Co., Inc.,
5.625%, due 04/15/21[1]	600,000	590,250
AmeriGas Finance LLC,
6.750%, due 05/20/20	600,000	637,500
Antero Resources Finance Corp.,
6.000%, due 12/01/20	1,175,000	1,186,750
ARAMARK Corp.,
5.750%, due 03/15/20[1]	1,200,000	1,212,000
Arch Coal, Inc.,
9.875%, due 06/15/19[1]	575,000	511,750
Atlas Pipeline Partners LP,
4.750%, due 11/15/21[1]	650,000	587,437
5.875%, due 08/01/23[1]	250,000	235,000
Avaya, Inc.,
7.000%, due 04/01/19[1]	1,000,000	935,000
Avis Budget Car Rental LLC,
5.500%, due 04/01/23	375,000	346,875
Axiall Corp.,
4.875%, due 05/15/23[1]	950,000	900,125
BE Aerospace, Inc.,
6.875%, due 10/01/20	770,000	841,225
Berry Petroleum Co.,
6.750%, due 11/01/20	650,000	661,375
Biomet, Inc.,
6.500%, due 08/01/20	1,650,000	1,703,625
BMC Software Finance, Inc.,
8.125%, due 07/15/21[1]	850,000	881,875
Boise Cascade Co.,
6.375%, due 11/01/20	800,000	828,000
Boise Paper Holdings LLC,
8.000%, due 04/01/20	475,000	536,750
BreitBurn Energy Partners LP,
7.875%, due 04/15/22	800,000	798,000
Brunswick Corp.,
4.625%, due 05/15/21[1]	250,000	233,437
Builders FirstSource, Inc.,
7.625%, due 06/01/21[1]	1,175,000	1,175,000
Building Materials Corp of America,
6.750%, due 05/01/21[1]	750,000	806,250
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19	1,650,000	1,835,625
Burlington Holdings LLC,
9.000%, due 02/15/18[1,4]	950,000	976,125
Cablevision Systems Corp.,
8.625%, due 09/15/17	480,000	550,800
Caesars Entertainment Operating Co., Inc.,
10.000%, due 12/15/18	825,000	433,125
11.250%, due 06/01/17	800,000	812,000
Caesars Entertainment Resort
Properties LLC,
8.000%, due 10/01/20[1,5]	525,000	525,000
Calpine Corp.,
7.875%, due 07/31/20[1]	1,675,000	1,804,812
Capella Healthcare, Inc.,
9.250%, due 07/01/17	315,000	337,050
Case New Holland, Inc.,
7.875%, due 12/01/17	550,000	639,375
CB Richard Ellis Services, Inc.,
5.000%, due 03/15/23	575,000	539,062
CCO Holdings LLC,
6.500%, due 04/30/21	1,800,000	1,827,000
6.625%, due 01/31/22	1,150,000	1,167,250
8.125%, due 04/30/20	1,375,000	1,495,312
CDW LLC,
8.500%, due 04/01/19	365,000	403,325
Celanese US Holdings LLC,
4.625%, due 11/15/22	175,000	167,562
5.875%, due 06/15/21	440,000	459,800
CenturyLink, Inc.,
Series S, 6.450%, due 06/15/21	1,475,000	1,467,625
Series P, 7.600%, due 09/15/39	275,000	245,437
Cequel Communications Holdings I LLC,
5.125%, due 12/15/21[1]	850,000	801,125
Ceridian Corp.,
11.250%, due 11/15/15	1,010,000	1,020,100
Chesapeake Energy Corp.,
6.625%, due 08/15/20	1,275,000	1,370,625
9.500%, due 02/15/15	405,000	446,006
Chesapeake Oilfield Operating LLC,
6.625%, due 11/15/19	780,000	793,650
Chrysler Group LLC,
8.000%, due 06/15/19	615,000	679,575
8.250%, due 06/15/21	1,225,000	1,372,000
Cinemark USA, Inc.,
4.875%, due 06/01/23	475,000	437,000
CIT Group, Inc.,
5.000%, due 08/15/22	825,000	806,437
5.250%, due 03/15/18	650,000	680,875
5.500%, due 02/15/19[1]	3,555,000	3,732,750
CityCenter Holdings LLC,
10.750%, due 01/15/17[4]	526,750	564,939
Claire's Stores, Inc.,
7.750%, due 06/01/20[1]	650,000	635,375
8.875%, due 03/15/19	1,250,000	1,337,500
Clean Harbors, Inc.,
5.250%, due 08/01/20	300,000	297,000
Clear Channel Communications, Inc.,
9.000%, due 12/15/19	875,000	857,500
14.000%, due 02/01/21[1,4]	1,001,666	821,366
Clearwater Paper Corp.,
4.500%, due 02/01/23	75,000	67,500
7.125%, due 11/01/18	410,000	440,750
Clearwire Communications LLC,
12.000%, due 12/01/15[1]	490,000	512,662

UBS High Yield Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount	Value

Coleman Cable, Inc.,
9.000%, due 02/15/18	370,000	393,125
Commercial Metals Co.,
4.875%, due 05/15/23	550,000	495,000
Community Health Systems, Inc.,
8.000%, due 11/15/19	800,000	839,000
Constellation Brands, Inc.,
7.250%, due 05/15/17	680,000	778,600
Continental Airlines Pass Through Certificates,
Series 2012-3, 6.125%, due 04/29/18	975,000	992,062
Continental Resources, Inc.,
4.500%, due 04/15/23	1,525,000	1,496,406
5.000%, due 09/15/22	1,075,000	1,081,719
Crosstex Energy,
8.875%, due 02/15/18	485,000	515,312
Crown Americas LLC,
4.500%, due 01/15/23[1]	325,000	297,375
Crown Castle International Corp.,
5.250%, due 01/15/23	525,000	483,000
CSC Holdings LLC,
8.625%, due 02/15/19	300,000	348,000
CST Brands, Inc.,
5.000%, due 05/01/23[1]	125,000	117,812
CVR Refining LLC,
6.500%, due 11/01/22	600,000	582,750
Denbury Resources, Inc.,
8.250%, due 02/15/20	1,350,000	1,481,625
Diamond Resorts Corp.,
12.000%, due 08/15/18	1,449,000	1,608,390
DISH DBS Corp.,
7.875%, due 09/01/19	5,335,000	6,081,900
DR Horton, Inc.,
4.375%, due 09/15/22	650,000	591,500
Eagle Spinco, Inc.,
4.625%, due 02/15/21[1]	1,550,000	1,488,000
El Paso LLC,
7.750%, due 01/15/32	1,140,000	1,165,406
Endo Health Solutions, Inc.,
7.000%, due 12/15/20	950,000	973,750
7.250%, due 01/15/22	900,000	927,000
Energy Future Intermediate Holding Co. LLC,
10.000%, due 12/01/20	1,125,000	1,185,469
EP Energy LLC,
9.375%, due 05/01/20	1,675,000	1,884,375
EPE Holdings LLC,
8.125%, due 12/15/17[1,4]	616,085	643,039
Epicor Software Corp.,
8.625%, due 05/01/19	1,170,000	1,248,975
Equinix, Inc.,
5.375%, due 04/01/23	1,425,000	1,346,625
7.000%, due 07/15/21	800,000	852,000
ExamWorks Group, Inc.,
9.000%, due 07/15/19	1,720,000	1,849,000
Felcor Lodging LP,
6.750%, due 06/01/19	550,000	580,250
First Data Corp.,
10.625%, due 06/15/21[1]	1,150,000	1,167,250
11.250%, due 03/31/16	1,906,000	1,906,000
12.625%, due 01/15/21	2,000,000	2,200,000
FirstEnergy Corp.,
Series C, 7.375%, due 11/15/31	825,000	833,391
Forest Oil Corp.,
7.250%, due 06/15/19	1,940,000	1,940,000
Freescale Semiconductor, Inc.,
10.750%, due 08/01/20	1,082,000	1,203,725
Frontier Communications Corp.,
8.500%, due 04/15/20	2,800,000	3,094,000
9.000%, due 08/15/31	785,000	769,300
9.250%, due 07/01/21	575,000	658,375
FTI Consulting, Inc.,
6.750%, due 10/01/20	675,000	713,812
Gannett Co., Inc.,
5.125%, due 07/15/20[1]	875,000	857,500
6.375%, due 10/15/23[1]	500,000	496,250
General Motors Financial Co., Inc.,
3.250%, due 05/15/18[1]	150,000	145,875
4.750%, due 08/15/17[1]	475,000	491,625
Geo Group, Inc.,
5.125%, due 04/01/23[1]	300,000	274,500
Goodyear Tire & Rubber Co.,
6.500%, due 03/01/21	1,025,000	1,042,937
8.250%, due 08/15/20	550,000	614,625
Graphic Packaging International, Inc.,
4.750%, due 04/15/21	875,000	848,750
7.875%, due 10/01/18	395,000	430,550
Grifols, Inc.,
8.250%, due 02/01/18	360,000	386,550
Hawk Acquisition Sub, Inc.,
4.250%, due 10/15/20[1]	500,000	476,875
HCA, Inc.,
5.875%, due 03/15/22	300,000	308,250
7.500%, due 02/15/22	950,000	1,042,625
7.750%, due 05/15/21	375,000	398,906
7.875%, due 02/15/20	600,000	646,875
8.500%, due 04/15/19	1,375,000	1,478,125
Healthcare Technology Intermediate, Inc.,
7.375%, due 09/01/18[1,4]	1,250,000	1,276,562
Hecla Mining Co.,
6.875%, due 05/01/21[1]	1,675,000	1,582,875
Hertz Corp.,
5.875%, due 10/15/20	375,000	386,250
Hexion US Finance Corp.,
8.875%, due 02/01/18	1,675,000	1,733,625
Hiland Partners LP / Hiland Partners Finance Corp.,
7.250%, due 10/01/20[1]	775,000	807,937
Hilcorp Finance Co.,
7.625%, due 04/15/21[1]	1,100,000	1,177,000
8.000%, due 02/15/20[1]	370,000	399,600
Hologic, Inc.,
6.250%, due 08/01/20	200,000	208,250

UBS High Yield Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount	Value

Huntington Ingalls Industries, Inc.,
7.125%, due 03/15/21	825,000	888,938
Icahn Enterprises LP,
8.000%, due 01/15/18	500,000	523,750
ILFC E-Capital Trust I,
5.350%, due 12/21/65[1,2]	460,000	393,300
IMS Health, Inc.,
6.000%, due 11/01/20[1]	825,000	842,531
Infor US, Inc.,
9.375%, due 04/01/19	1,175,000	1,313,063
11.500%, due 07/15/18	350,000	404,250
Interactive Data Corp.,
10.250%, due 08/01/18	415,000	459,613
International Lease Finance Corp.,
3.875%, due 04/15/18	325,000	314,031
5.875%, due 04/01/19	3,025,000	3,149,376
5.875%, due 08/15/22	950,000	935,750
7.125%, due 09/01/18[1]	1,475,000	1,648,313
Jefferies Finance LLC,
7.375%, due 04/01/20[1]	875,000	866,250
K Hovnanian Enterprises, Inc.,
7.250%, due 10/15/20[1]	1,300,000	1,368,250
KB Home,
7.250%, due 06/15/18	1,025,000	1,103,156
Key Energy Services, Inc.,
6.750%, due 03/01/21	525,000	519,750
Lear Corp.,
4.750%, due 01/15/23[1]	750,000	695,625
Legacy Reserves LP,
6.625%, due 12/01/21[1]	400,000	374,000
8.000%, due 12/01/20[1]	500,000	505,000
Level 3 Communications, Inc.,
11.875%, due 02/01/19	805,000	925,750
Level 3 Financing, Inc.,
10.000%, due 02/01/18	1,085,000	1,162,306
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	315,000	340,200
Linn Energy LLC,
7.750%, due 02/01/21	550,000	552,750
8.625%, due 04/15/20	2,280,000	2,356,950
LKQ Corp.,
4.750%, due 05/15/23[1]	575,000	533,313
Manitowoc Co., Inc.,
8.500%, due 11/01/20	1,115,000	1,240,438
MarkWest Energy Partners LP,
6.750%, due 11/01/20	300,000	324,000
Masco Corp.,
7.125%, due 03/15/20	675,000	761,063
McClatchy Co.,
9.000%, due 12/15/22	1,625,000	1,714,375
MedAssets, Inc.,
8.000%, due 11/15/18	600,000	646,500
Memorial Production Partners LP /
Memorial Production Finance Corp.,
7.625%, due 05/01/21	900,000	870,750
Mercer International, Inc.,
9.500%, due 12/01/17	300,000	320,250
Meritor, Inc.,
10.625%, due 03/15/18	250,000	270,000
MetroPCS Wireless, Inc.,
6.625%, due 04/01/23[1]	1,075,000	1,077,688
MGM Resorts International,
8.625%, due 02/01/19	1,300,000	1,495,000
10.000%, due 11/01/16	1,940,000	2,308,600
Michael Foods, Inc.,
9.750%, due 07/15/18	680,000	743,750
Michaels FinCo Holdings LLC,
7.500%, due 08/01/18[1,4]	550,000	556,875
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20[1]	2,675,000	2,808,750
MPH Intermediate Holding Co. 2,
8.375%, due 08/01/18[1,4]	550,000	563,406
Multiplan, Inc.,
9.875%, due 09/01/18[1]	550,000	607,750
Murray Energy Corp.,
8.625%, due 06/15/21[1]	325,000	325,813
Mustang Merger Corp.,
8.500%, due 08/15/21[1]	1,750,000	1,732,500
Navios Maritime Acquisition Corp.,
8.625%, due 11/01/17	890,000	923,375
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17	900,000	940,500
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	280,000	304,640
Nielsen Finance LLC,
7.750%, due 10/15/18	450,000	489,375
Niska Gas Storage US LLC,
8.875%, due 03/15/18	1,030,000	1,066,050
NRG Energy, Inc.,
7.625%, due 05/15/19	250,000	263,750
8.250%, due 09/01/20	2,705,000	2,968,738
Oasis Petroleum, Inc.,
6.875%, due 03/15/22[1]	1,800,000	1,899,000
Outerwall, Inc.,
6.000%, due 03/15/19[1]	225,000	219,375
Owens-Illinois, Inc.,
7.800%, due 05/15/18	1,075,000	1,228,188
Pactiv LLC,
8.125%, due 06/15/17	550,000	574,750
PAETEC Holding Corp.,
9.875%, due 12/01/18	990,000	1,101,375
Par Pharmaceutical Cos., Inc.,
7.375%, due 10/15/20[1]	800,000	827,000
Party City Holdings, Inc.,
8.875%, due 08/01/20[1]	2,075,000	2,230,625
PC Nextco Holdings LLC,
8.750%, due 08/15/19[1,4]	325,000	325,000
Penn Virginia Resource Partners LP,
6.500%, due 05/15/21[1]	775,000	731,406
8.375%, due 06/01/20	1,725,000	1,794,000
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	415,000	445,088

UBS High Yield Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount	Value

Petco Holdings, Inc.,
8.500%, due 10/15/17[1,4]	950,000	964,250
PetroLogistics LP,
6.250%, due 04/01/20[1]	850,000	833,000
Pinnacle Merger Sub, Inc.,
9.500%, due 10/01/23[1]	850,000	874,438
Plains Exploration & Production Co.,
6.125%, due 06/15/19	422,000	452,408
Ply Gem Industries, Inc.,
8.250%, due 02/15/18	469,000	501,830
Quicksilver Resources, Inc.,
7.125%, due 04/01/16	875,000	831,250
9.125%, due 08/15/19	425,000	388,875
Range Resources Corp.,
5.750%, due 06/01/21	350,000	367,500
RBS Capital Trust II,
6.425%, due 01/03/34[2,3]	1,000,000	905,000
Realogy Group LLC,
7.875%, due 02/15/19[1]	350,000	382,375
Regency Energy Partners LP,
6.500%, due 07/15/21	2,025,000	2,126,250
Revlon Consumer Products Corp.,
5.750%, due 02/15/21[1]	1,775,000	1,708,438
Reynolds Group Issuer, Inc.,
5.750%, due 10/15/20	800,000	803,000
7.875%, due 08/15/19	1,200,000	1,320,000
9.875%, due 08/15/19	2,235,000	2,424,975
Rite Aid Corp.,
9.250%, due 03/15/20	500,000	567,500
Royal Caribbean Cruises Ltd.,
5.250%, due 11/15/22	1,325,000	1,285,250
7.250%, due 06/15/16	250,000	279,375
RR Donnelley & Sons Co.,
7.875%, due 03/15/21	875,000	938,438
Sabine Pass Liquefaction LLC,
5.625%, due 02/01/21[1]	3,650,000	3,572,438
Samson Investment Co.,
10.250%, due 02/15/20[1]	1,475,000	1,563,500
SandRidge Energy, Inc.,
7.500%, due 02/15/23	1,160,000	1,148,400
8.750%, due 01/15/20	425,000	450,500
SBA Telecommunications, Inc.,
5.750%, due 07/15/20	325,000	322,563
Sealed Air Corp.,
5.250%, due 04/01/23[1]	225,000	213,188
8.375%, due 09/15/21[1]	1,380,000	1,562,850
ServiceMaster Co.,
7.000%, due 08/15/20	750,000	708,750
8.000%, due 02/15/20	725,000	717,750
SESI LLC,
7.125%, due 12/15/21	2,600,000	2,840,500
Severstal Columbus LLC,
10.250%, due 02/15/18	900,000	956,250
Shingle Springs Tribal Gaming Authority.,
9.750%, due 09/01/21[1]	1,050,000	1,071,000
Sirius XM Radio, Inc.,
4.250%, due 05/15/20[1]	250,000	233,750
4.625%, due 05/15/23[1]	400,000	365,000
5.250%, due 08/15/22[1]	925,000	892,625
5.750%, due 08/01/21[1]	400,000	398,000
SLM Corp.,
5.500%, due 01/15/19	575,000	570,074
8.000%, due 03/25/20	1,325,000	1,431,000
8.450%, due 06/15/18	750,000	845,625
Spectrum Brands Escrow Corp.,
6.375%, due 11/15/20[1]	875,000	912,188
6.625%, due 11/15/22[1]	150,000	155,625
Speedway Motorsports, Inc.,
6.750%, due 02/01/19	225,000	239,063
Springleaf Finance Corp.,
6.900%, due 12/15/17	1,205,000	1,259,225
Sprint Capital Corp.,
6.875%, due 11/15/28	750,000	669,375
6.900%, due 05/01/19	2,275,000	2,337,563
8.750%, due 03/15/32	1,025,000	1,041,656
Sprint Communications, Inc.,
8.375%, due 08/15/17	875,000	988,750
9.000%, due 11/15/18[1]	825,000	967,313
9.125%, due 03/01/17	975,000	1,121,250
Sprint Corp.,
7.250%, due 09/15/21[1]	325,000	328,250
SPX Corp.,
6.875%, due 09/01/17	725,000	804,750
SquareTwo Financial Corp.,
11.625%, due 04/01/17	1,270,000	1,333,500
Standard Pacific Corp.,
8.375%, due 01/15/21	1,040,000	1,170,000
10.750%, due 09/15/16	750,000	896,250
Suburban Propane Partners LP,
7.500%, due 10/01/18	464,000	496,480
Sugarhouse HSP Gaming Prop Mezz LP,
6.375%, due 06/01/21[1]	900,000	859,500
Swift Energy Co.,
7.875%, due 03/01/22	250,000	245,000
Tenet Healthcare Corp.,
4.375%, due 10/01/21[1]	450,000	415,125
6.000%, due 10/01/20[1]	1,600,000	1,636,000
6.875%, due 11/15/31	300,000	254,250
Tesoro Corp.,
4.250%, due 10/01/17	200,000	205,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp.,
5.875%, due 10/01/20	200,000	199,500
TransDigm, Inc.,
7.750%, due 12/15/18	850,000	905,250
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1,6]	245,000	221,725
United States Steel Corp.,
7.375%, due 04/01/20	500,000	512,500
UR Merger Sub Corp.,
8.250%, due 02/01/21	1,075,000	1,193,250
USPI Finance Corp.,
9.000%, due 04/01/20	1,050,000	1,152,375

UBS High Yield Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount	Value

Valeant Pharmaceuticals International,
7.000%, due 10/01/20[1]	2,300,000	2,438,000
Virgin Media Finance PLC,
6.375%, due 04/15/23[1]	200,000	199,000
Viskase Cos., Inc.,
9.875%, due 01/15/18[1]	225,000	238,500
VPI Escrow Corp.,
6.375%, due 10/15/20[1]	400,000	416,000
Vulcan Materials Co.,
7.500%, due 06/15/21	1,530,000	1,705,950
Warner Chilcott Co. LLC,
7.750%, due 09/15/18	250,000	271,250
West Corp.,
7.875%, due 01/15/19	1,032,000	1,111,980
WideOpenWest Finance LLC,
10.250%, due 07/15/19	1,575,000	1,708,875
William Carter Co.,
5.250%, due 08/15/21[1]	600,000	600,000
Windstream Corp.,
7.750%, due 10/01/21[1]	1,050,000	1,084,125
7.750%, due 10/01/21	550,000	567,875
WMG Acquisition Corp.,
6.000%, due 01/15/21[1]	360,000	373,500
XL Group PLC,
Series E, 6.500%, due 04/15/17[2,3]	365,000	349,488
Yankee Finance, Inc.,
10.250%, due 02/15/16[4]	255,000	261,375
Zions Bancorp.,
5.500%, due 11/16/15	280,000	291,452

Total United States corporate bonds		258,980,229

Total corporate bonds
(cost $302,481,851)		303,080,831

Total bonds
(cost $302,481,851)		303,080,831

	Shares

Short-term investment: 10.04%
Investment company: 10.04%
UBS Cash Management Prime
Relationship Fund[7]
(cost $32,764,976)	32,764,976	32,764,976

Total investments: 102.94%
(cost $335,246,827)		335,845,807
Liabilities, in excess of cash and other assets: (2.94%)		(9,578,184)

Net assets: 100.00%		$326,267,623

UBS High Yield Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,449,474
Gross unrealized depreciation	(3,850,494)

Net unrealized appreciation of investments	$598,980

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$303,080,831	$—	$303,080,831
Short-term investments	—	32,764,976	—	32,764,976

Total	$—	$335,845,807	$—	$335,845,807

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $114,264,479 or 35.02% of net assets.
[2]	Variable or floating rate security — the interest rate shown is the current rate as of September 30, 2013 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[5]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2013, the value of this security amounted to $525,000 or 0.16% of net assets.
[6]	Illiquid investment. At September 30, 2013, the value of this security amounted to $221,725 or 0.07% of net assets.
[7]	The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/12	09/30/13	09/30/13	09/30/13	09/30/13

UBS Cash Management Prime Relationship Fund	$40,084,612	$141,182,525	$148,502,161	$32,764,976	$34,620

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2013

Bonds
Corporate bonds
Building products	0.73%
Capital markets	2.80
Commercial banks	9.79
Diversified financial services	2.81
Electric utilities	2.18
Food & staples retailing	0.75
Metals & mining	3.86
Oil, gas & consumable fuels	8.80

Total corporate bonds	31.72%
Non-US government obligations	44.73
Structured notes	4.46

Total bonds	80.91%
Short-term investment	14.69
Options purchased	0.05

Total investments	95.65%
Cash and other assets, less liabilities	4.35

Net assets	100.00%

[1]

Figures represent the direct investments of UBS Opportunistic Emerging Markets Debt Relationship Fund (excluding derivatives exposure). Figures might be different if a breakdown of derivatives exposure was included.

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face amount		Value

Bonds: 80.91%
Corporate bonds: 31.72%
Brazil: 2.18%
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]		$650,000	$621,595

China: 1.45%
China Lesso Group Holdings Ltd.,
7.875%, due 05/13/16[1]		200,000	209,000
China Oriental Group Co., Ltd.,
8.000%, due 08/18/15[1]		200,000	202,500

Total China corporate bonds			411,500

Croatia: 0.75%
Agrokor DD,
8.875%, due 02/01/20[2]		200,000	212,500

Czech Republic: 0.51%
EP Energy AS,
5.875%, due 11/01/19[2]	EUR	100,000	144,275

Hungary: 2.80%
Magyar Export-Import Bank RT,
5.500%, due 02/12/18[1]		$800,000	797,056

Kazakhstan: 3.15%
Kazatomprom Natsionalnaya
Atomnaya Kompaniya AO,
6.250%, due 05/20/15[1]		850,000	896,750

Russia: 8.75%
Bank of Moscow Capital PL,
6.699%, due 03/11/15[1]		300,000	315,000
RSHB Capital SA for OJSC Russian
Agricultural Bank,
7.750%, due 05/29/18[1]		150,000	168,750
VEB Finance Ltd.,
6.800%, due 11/22/25[1]		600,000	631,500
VTB Capital SA,
6.465%, due 03/04/15[1]		450,000	474,786
6.950%, due 10/17/22[1]		900,000	899,550

Total Russia corporate bonds			2,489,586

Turkey: 2.66%
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[1]		850,000	758,625

Ukraine: 6.22%
Biz Finance PLC,
11.000%, due 02/03/14[3]	UAH	3,000,000	336,945
Nak Naftogaz Ukraine,
9.500%, due 09/30/14		$1,550,000	1,433,750

Total Ukraine corporate bonds			1,770,695

Venezuela: 3.25%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		850,000	762,450
9.000%, due 11/17/21[1]		200,000	162,520

Total Venezuela corporate bonds			924,970

Total corporate bonds
(cost $9,382,322)			9,027,552

Non-US government obligations: 44.73%
Argentina: 6.69%
Republic of Argentina,
6.266%, due 12/15/35[4]		3,547,755	108,300
6.266%, due 12/15/35[4]		4,800,000	151,327
7.000%, due 10/03/15		1,610,000	1,479,277
Series X, 7.000%, due 04/17/17		200,000	164,706

			1,903,610

Belarus: 5.07%
Republic of Belarus,
8.750%, due 08/03/15[1]		1,500,000	1,443,750

Brazil: 11.55%
Federative Republic of Brazil,
6.000%, due 08/15/50[5]	BRL	1,100,000	1,154,406
Letras do Tesouro Nacional,
6.815%, due 04/01/14[6]		175,000	75,363
Notas do Tesouro Nacional,
Series B, 6.000%, due 05/15/45[5]		1,950,000	2,057,763

			3,287,532

China: 2.10%
China Government Bond,
2.380%, due 07/19/14	CNY	3,200,000	520,647
2.480%, due 12/01/20		500,000	76,065

			596,712

Ghana: 1.54%
Republic of Ghana,
7.875%, due 08/07/23[2]		$321,206	311,570
8.500%, due 10/04/17[1]		118,000	128,325

			439,895

Hungary: 0.45%
Government of Hungary,
7.625%, due 03/29/41		120,000	128,100

Mexico: 3.06%
Mexican Udibonos,
4.000%, due 11/15/40[5]	MXN	10,439,108	869,892

Nigeria: 2.27%
Nigeria Treasury Bills,
10.828%, due 01/09/14[6]	NGN	20,000,000	120,069
11.741%, due 04/10/14[6]		90,000,000	524,735

			644,804

Russia: 2.94%
Russian Federation,
7.000%, due 01/25/23	RUB	27,500,000	838,267

South Africa: 2.40%
Republic of South Africa,
13.500%, due 09/15/15	ZAR	6,050,000	683,201

Turkey: 2.47%
Republic of Turkey,
7.000%, due 10/01/14	TRY	1,358,950	702,975

Venezuela: 4.19%
Republic of Venezuela,
8.250%, due 10/13/24[1]		$1,600,000	1,192,000

Total Non-US government obligations
(cost $14,163,706)			12,730,738

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face amount		Value

Structured notes: 4.46%
Ghana: 2.35%
Standard Chartered Bank, 23.000%,
due 08/21/17[2] (linked to Republic
of Ghana, 23.000%, due 08/21/17)		1,350,000	667,464

India: 2.11%
Standard Chartered Bank, 8.130%,
due 09/23/22[2] (linked to Indian
Government Bonds, 8.130%, due
09/23/22)		713,982	601,674

Total structured notes
(cost $1,543,352)			1,269,138

Total bonds
(cost $25,089,430)			23,027,428

	Shares

Short-term investment: 14.69%
Investment company: 14.69%
UBS Cash Management Prime
Relationship Fund[7]
(cost $4,180,829)		4,180,829	4,180,829

	Face amount covered by contracts

Options Purchased*: 0.05%
Put Options: 0.05%
Foreign Exchange Option, Buy
AUD/BRL, strike @ BRL 2.00,
expires November 2013	AUD	200,000	438
Foreign Exchange Option, Buy
EUR/BRL, strike @ BRL 2.80,
expires June 2014	EUR	520,000	4,136
Foreign Exchange Option, Buy
EUR/PLN, strike @ PLN 4.00,
expires October 2013		350,000	1
Foreign Exchange Option, Buy
EUR/PLN, strike @ PLN 4.00,
expires January 2014		320,000	580
Foreign Exchange Option, Buy
EUR/ZAR, strike @ ZAR 11.50,
expires October 2013		190,000	0
Foreign Exchange Option, Buy
USD/BRL, strike @ BRL 1.90,
expires April 2014		$980,000	503
Foreign Exchange Option, Buy
USD/BRL, strike @ BRL 2.03,
expires June 2014		420,000	1,520
Foreign Exchange Option, Buy
USD/BRL, strike @ BRL 2.03,
expires June 2014		280,000	1,013
Foreign Exchange Option, Buy
USD/MXN, strike @ MXN 12.00,
expires October 2013		340,000	0
Foreign Exchange Option, Buy
USD/TRY, strike @ TRY 1.92,
expires June 2014		760,000	5,712

Total options purchased
(cost $59,863)			13,903

Total investments: 95.65%
(cost $29,330,072)			27,222,160
Cash and other assets, less liabilities: 4.35%			1,236,740

Net assets: 100.00%			$28,458,900

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:
Gross unrealized appreciation	$404,568
Gross unrealized depreciation	(2,512,480)

Net unrealized depreciation of investments	$(2,107,912)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)

BB	TWD	63,000	USD	2,133	12/18/13	$(1)
BB	USD	471,515	BRL	1,076,000	06/10/14	(12,835)
BB	USD	22,727	BRL	55,000	06/10/14	718
CSI	BRL	6,746,246	USD	2,759,991	12/18/13	(230,813)
CSI	GBP	164,000	USD	254,987	10/22/13	(10,467)
CSI	MXN	11,483,000	USD	848,533	12/18/13	(23,188)
CSI	USD	263,402	GBP	164,000	10/22/13	2,052
CSI	ZAR	6,935,000	USD	661,768	12/18/13	(20,949)
DB	BRL	2,154,000	USD	938,439	12/18/13	(16,491)
DB	INR	33,360,000	USD	487,363	12/18/13	(34,378)
DB	MYR	1,952,000	USD	584,344	12/18/13	(11,551)
DB	PLN	3,403,000	USD	1,044,281	12/18/13	(40,390)
DB	THB	240,000	USD	7,403	12/18/13	(234)
DB	TRY	1,458,340	USD	693,622	12/18/13	(18,258)
DB	UAH	1,982,500	USD	214,323	02/03/14	(23,228)
DB	USD	20,129	CLP	10,383,000	12/18/13	217
DB	USD	439,160	INR	30,526,000	12/18/13	38,258
DB	USD	12,655	KRW	13,885,400	12/18/13	202
DB	USD	588,874	MYR	1,952,000	12/18/13	7,020
DB	USD	621,971	PHP	27,516,000	12/18/13	9,928
DB	USD	1,055,128	PLN	3,403,000	12/18/13	29,544
GSI	BRL	1,131,000	USD	469,003	06/10/14	(13,123)
GSI	UAH	447,500	USD	45,248	02/03/14	(8,374)
HSBC	EUR	1,285,000	USD	1,742,175	11/26/13	3,510
JPMCB	USD	1,143,130	EUR	855,000	11/26/13	13,725

Net unrealized depreciation on forward foreign currency contracts						$(359,106)

Futures contracts

	Expiration date	Proceeds	Value	Unrealized depreciation

US Treasury futures sell contracts:
US Long Bond Futures, 5 contracts (USD)	December 2013	(653,276)	(666,875)	(13,599)
5 Year US Treasury Notes, 35 contracts (USD)	December 2013	(4,183,275)	(4,236,641)	(53,366)
10 Year US Treasury Notes, 19 contracts (USD)	December 2013	(2,355,085)	(2,401,422)	(46,337)

Net unrealized depreciation on futures contracts				$(113,302)

Currency swap agreement3

Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[8]	Receive rate[8]	Upfront payments	Value	Unrealized appreciation

BB	INR	37,150,000	USD	719,681	12/05/16	4.500%	6 month USD LIBOR	$—	$150,233	$150,233

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[8]	Payments received by the Fund[8]	Upfront payments	Value	Unrealized(depreciation)

CITI	KRW	1,100,000,000	08/26/16	3.410%	3 month CD KSDA	$—	$(15,717)	$(15,717)
CSI	ZAR	8,000,000	06/04/18	3 month JIBAR	6.400%	—	(21,652)	(21,652)
DB	ZAR	4,400,000	05/31/23	3 month JIBAR	7.480	—	(14,304)	(14,304)
GSI	TWD	32,500,000	08/26/16	1.280	3 month TWCPBA	—	(4,991)	(4,991)

						$—	$(56,664)	$(56,664)

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

Options written

Put options	Expiration date	Premiums received	Value

Foreign Exchange Option, Sell AUD/BRL, AUD 200,000 face amount covered by
contracts, strike @ BRL 1.90	November 2013	$1,404	$(217)
Foreign Exchange Option, Sell EUR/BRL, EUR 560,000 face amount covered by
contracts, strike @ BRL 2.60	June 2014	4,731	(908)
Foreign Exchange Option, Sell EUR/PLN, EUR 350,000 face amount covered by
contracts, strike @ PLN 3.90	October 2013	585	0
Foreign Exchange Option, Sell EUR/PLN, EUR 320,000 face amount covered by
contracts, strike @ PLN 3.90	January 2014	1,334	(149)
Foreign Exchange Option, Sell EUR/ZAR, EUR 190,000 face amount covered by
contracts, strike @ ZAR 11.00	October 2013	1,966	0
Foreign Exchange Option, Sell USD/BRL, USD 980,000 face amount covered by
contracts, strike @ BRL 1.80	April 2014	2,606	(86)
Foreign Exchange Option, Sell USD/BRL, USD 840,000 face amount covered by
contracts, strike @ BRL 1.96	June 2014	3,784	(1,360)
Foreign Exchange Option, Sell USD/BRL, USD 560,000 face amount covered by
contracts, strike @ BRL 1.96	June 2014	2,773	(910)
Foreign Exchange Option, Sell USD/MXN, USD 340,000 face amount covered by
contracts, strike @ MXN 11.50	October 2013	1,582	0
Foreign Exchange Option, Sell USD/TRY, USD 380,000 face amount covered by
contracts, strike @ TRY 1.98	June 2014	12,008	(5,182)

Total options written		$32,773	$(8,812)

Written foreign exchange options activity for the period ended September 30, 2013 was as follows:

Premiums received

Foreign exchange options outstanding at December 31, 2012	$—
Foreign exchange options written	222,584
Foreign exchange options terminated in closing purchase transactions	(187,699)
Foreign exchange options expired prior to exercise	(2,112)

Foreign exchange options outstanding at September 30, 2013	$32,773

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total

Corporate bonds	$—	$9,027,552	$—	$9,027,552
Non-US government obligations	—	12,730,738	—	12,730,738
Structured notes	—	1,269,138	—	1,269,138
Short-term investment	—	4,180,829	—	4,180,829
Options purchased	—	13,903	—	13,903
Forward foreign currency contracts, net	—	(359,106)	—	(359,106)
Futures contracts, net	(113,302)	—	—	(113,302)
Swap agreements, net	—	93,569	—	93,569
Options written	—	(8,812)	—	(8,812)

Total	$(113,302)	$26,947,811	$—	$26,834,509

At September 30, 2013, there were no transfers between Level 1 and Level 2.

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2013, the value of these securities amounted to $9,664,157 or 33.96% of net assets.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $1,937,483 or 6.81% of net assets.
[3]	Illiquid investment. At September 30, 2013, the value of these investments amounted to $487,178 or 1.71% of net assets.
[4]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[5]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer's country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[6]	Interest Rate is the discount rate at date of purchase.
[7]	The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/2012	Purchases during the nine months ended 09/30/2013	Sales during the nine months ended 09/30/2013	Value 09/30/2013	Net income earned from affiliate for the nine months ended 09/30/2013

UBS Cash Management Prime Relationship Fund	$2,729,580	$17,287,646	$15,836,397	$4,180,829	$2,755

[8]	Payments made or received are based on the notional amount.

UBS Cash Management Prime Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face amount	Value

Short-term investments: 100.00%
Certificates of deposit: 9.91%
Bank of Nova Scotia,
0.250%, due 03/18/14[1]	$5,000,000	$5,000,000
0.325%, due 10/30/14[1]	4,000,000	4,000,000
Citibank N.A.,
0.140%, due 11/01/13	9,000,000	9,000,000
0.140%, due 11/04/13[2]	10,000,000	10,000,000
Credit Industriel et Commercial,
0.220%, due 12/04/13	9,000,000	9,000,000
Credit Suisse,
0.200%, due 12/30/13	8,000,000	8,000,000
Natixis US Finance Co.,
0.321%, due 10/04/13[1]	5,000,000	5,000,000
Nordea Bank Finland PLC,
0.230%, due 03/03/14	7,000,000	7,000,000
Rabobank Nederland NV,
0.360%, due 06/11/14	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.,
0.210%, due 11/19/13	4,000,000	4,000,109
Svenska Handelsbanken, Inc.,
0.185%, due 10/01/13	7,000,000	7,000,000
Toronto-Dominion Bank,
0.219%, due 05/22/14[1]	3,000,000	3,000,000

Total certificates of deposit
(cost $75,000,109)		75,000,109

Commercial paper: 55.26%
ABN AMRO Funding USA LLC,
0.220%, due 12/18/13[3,4]	6,000,000	5,997,140
0.240%, due 11/04/13[3,4]	7,750,000	7,748,243
Albion Capital LLC,
0.170%, due 10/28/13[3,4]	4,000,000	3,999,490
Atlantic Asset Securitization LLC,
0.150%, due 10/21/13[3,4]	5,000,000	4,999,583
Barclays Bank PLC,
0.240%, due 11/08/13[3,4]	8,000,000	7,997,973
0.240%, due 11/26/13[3,4]	8,000,000	7,997,013
Bedford Row Funding Corp.,
0.422%, due 12/16/13[1,3]	3,500,000	3,496,897
BNP Paribas Finance, Inc.,
0.240%, due 11/01/13[3]	7,000,000	6,998,553
0.250%, due 10/09/13[3]	7,000,000	6,999,611
Cancara Asset Securitisation LLC,
0.200%, due 10/07/13[3,4]	7,000,000	6,999,767
0.200%, due 11/21/13[3,4]	8,000,000	7,997,733
0.210%, due 11/01/13[3,4]	7,000,000	6,998,734
Chariot Funding LLC,
0.301%, due 06/03/14[3,4]	4,000,000	3,991,833
Ciesco LLC,
0.220%, due 11/20/13[4]	9,000,000	9,000,000
Commonwealth Bank of Australia,
0.219%, due 02/24/14[1,4]	5,000,000	5,000,000
Erste Abwicklungsanstalt,
0.200%, due 10/30/13[3,4]	5,000,000	4,999,195
Erste Finance LLC,
0.150%, due 10/01/13[3,4]	10,000,000	10,000,000
Fairway Finance Corp.,
0.120%, due 10/21/13[3,4]	6,000,000	5,999,600
0.140%, due 10/18/13[3,4]	7,800,000	7,799,484
FCAR Owner Trust,
0.210%, due 11/01/13[3]	6,000,000	5,998,915
General Electric Capital Corp.,
0.230%, due 12/04/13[3]	5,000,000	4,997,956
0.240%, due 10/02/13[3]	5,000,000	4,999,967
Gotham Funding Corp.,
0.176%, due 10/21/13[3,4]	14,000,000	13,998,633
0.180%, due 11/14/13[3,4]	3,000,000	2,999,340
ING US Funding LLC,
0.170%, due 11/12/13[3]	7,000,000	6,998,612
0.215%, due 10/22/13[3]	8,000,000	7,998,997
0.215%, due 11/01/13[3]	4,000,000	3,999,260
JPMorgan Chase & Co.,
0.351%, due 12/02/13[3]	4,000,000	3,997,589
KfW,
0.080%, due 10/04/13[3,4]	8,000,000	7,999,947
0.160%, due 11/25/13[3,4]	7,000,000	6,998,289
Liberty Street Funding LLC,
0.170%, due 11/12/13[3,4]	5,000,000	4,999,008
LMA Americas LLC,
0.180%, due 10/21/13[3,4]	8,000,000	7,999,200
Market Street Funding LLC,
0.120%, due 10/03/13[3,4]	5,000,000	4,999,967
0.170%, due 10/21/13[3,4]	8,000,000	7,999,244
MetLife Short Term Funding LLC,
0.120%, due 10/24/13[3,4]	10,000,000	9,999,233
0.150%, due 12/12/13[3,4]	7,000,000	6,997,900
Mizuho Funding LLC,
0.220%, due 10/01/13[3,4]	6,000,000	6,000,000
0.220%, due 11/25/13[3,4]	6,000,000	5,997,983
Natixis US Finance Co. LLC,
0.130%, due 10/01/13[3]	8,000,000	8,000,000
0.140%, due 10/31/13[3]	6,000,000	5,999,300
Northern Pines Funding LLC,
0.190%, due 12/18/13[3,4]	9,000,000	8,996,295
Old Line Funding LLC,
0.220%, due 01/17/14[3]	5,000,000	4,996,700
0.240%, due 01/22/14[3,4]	5,000,000	4,996,233
0.240%, due 03/14/14[3,4]	6,000,000	5,993,440
PNC Bank N.A.,
0.270%, due 04/16/14	5,000,000	5,000,000
0.280%, due 01/28/14	5,000,000	5,000,000
Prudential PLC,
0.220%, due 10/30/13[3,4]	5,000,000	4,999,114
Regency Markets No. 1 LLC,
0.150%, due 10/15/13[3,4]	5,000,000	4,999,708
Sheffield Receivables Corp.,
0.190%, due 12/09/13[3,4]	5,000,000	4,998,179
Societe Generale North America, Inc.,
0.164%, due 10/31/13[3]	13,150,000	13,148,203
State Street Corp.,
0.160%, due 01/06/14[3]	5,000,000	4,997,844
Sumitomo Mitsui Banking Corp.,
0.210%, due 10/24/13[3,4]	5,000,000	4,999,329
0.210%, due 12/05/13[3,4]	8,000,000	7,996,967
Svenska Handelsbanken, Inc.,
0.240%, due 02/14/14[3,4]	8,000,000	7,992,747
Thunder Bay Funding LLC,
0.240%, due 01/21/14[3,4]	8,000,000	7,994,027
Toyota Motor Credit Corp.,
0.170%, due 10/10/13[3]	6,000,000	5,999,745
0.170%, due 01/14/14[3]	6,000,000	5,997,025
0.219%, due 02/18/14[1]	5,000,000	5,000,000
Versailles Commercial Paper LLC,
0.212%, due 11/07/13[1,4]	5,000,000	5,000,000
Victory Receivables Corp.,
0.160%, due 10/02/13[3,4]	4,000,000	3,999,982

UBS Cash Management Prime Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face amount	Value

0.170%, due 10/23/13[3,4]	$5,000,000	$4,999,481
0.170%, due 11/12/13[3,4]	5,000,000	4,999,008
0.180%, due 10/07/13[3,4]	5,000,000	4,999,850
Wal-Mart Stores, Inc.,
0.050%, due 10/07/13[3,4]	8,000,000	7,999,933
Westpac Securities NZ Ltd.,
0.353%, due 01/02/14[1,4]	2,500,000	2,500,000
Working Capital Management Co.,
0.170%, due 10/08/13[3,4]	5,000,000	4,999,835

Total commercial paper
(cost $418,603,834)		418,603,834

Short-term corporate obligations: 2.64%
Bank of America Securities LLC,
0.170%, due 10/15/13	5,000,000	5,000,000
0.180%, due 10/03/13	5,000,000	5,000,000
Royal Bank of Canada,
0.222%, due 10/07/14[1,4]	5,000,000	5,000,000
Wells Fargo Bank N.A.,
0.350%, due 10/22/14[1]	5,000,000	5,000,000

Total short-term corporate obligations
(cost $20,000,000)		20,000,000

US government and agency obligations: 12.15%
Federal Home Loan Banks,
0.030%, due 11/13/13[3]	5,000,000	4,999,821
0.040%, due 11/01/13[3]	20,000,000	19,999,311
0.060%, due 10/23/13[3]	7,000,000	6,999,743
0.069%, due 11/06/13[3]	10,000,000	9,999,310
0.080%, due 03/07/14[3]	5,000,000	4,998,256
Federal Home Loan Mortgage Corp.,[5]
0.095%, due 12/02/13[3]	6,000,000	5,999,018
1.375%, due 02/25/14	5,000,000	5,024,633
US Treasury Bill,
0.037%, due 11/29/13[3]	10,000,000	9,999,394
US Treasury Notes,
0.500%, due 11/15/13	5,000,000	5,001,854
0.750%, due 12/15/13	9,000,000	9,010,427
2.625%, due 07/31/14	5,000,000	5,102,859
2.750%, due 10/31/13	5,000,000	5,010,622

Total US government and agency obligations
(cost $92,145,248)		92,145,248

Repurchase agreements: 20.04%
Repurchase agreement dated 09/30/13 with Barclays Capital, Inc., 0.060% due 10/01/13 collateralized by $101,878,900 US Treasury Notes, 0.375%, due 03/15/15 to 03/15/16; (value - $102,000,083); proceeds: $100,000,167	100,000,000	100,000,000
Repurchase agreement dated 09/30/13
with Deutsche Bank, 0.100% due
10/01/13 collateralized by
$92,448,564 various US Government
Agencies, 0.000% to 4.750%, due
07/02/15 to 05/04/37; (value -
$42,636,001); proceeds:
$41,800,116	41,800,000	41,800,000
Repurchase agreement dated 09/12/13
with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.598% due
11/04/13 collateralized by
$27,782,267 with various Agencies,
0.000% to 10.500%, due 12/20/14
to 11/20/46; (value - $10,699,585);
proceeds: $10,013,150[6]	10,000,000	10,000,000

Total repurchase agreements
(cost $151,800,000)		151,800,000

Total short-term investments
(cost $757,549,191)		757,549,191

Total investments: 100.00%
(cost $757,549,191)[7]		757,549,191
Liabilities, in excess of cash and other assets: 0.00%[8]		(3,678)

Net assets: 100.00%		$757,545,513

UBS Cash Management Prime Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total

Certificates of deposit	$—	$75,000,109	$—	$75,000,109
Commercial paper	—	418,603,834	—	418,603,834
Short-term corporate obligations	—	20,000,000	—	20,000,000
US government and agency obligations	—	92,145,248	—	92,145,248
Repurchase agreements	—	151,800,000	—	151,800,000

Total	$—	$757,549,191	$—	$757,549,191

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1]

Variable or floating rate security — the interest rate shown is the current rate as of September 30, 2013, and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2013, the value of this security amounted to $10,000,000 or 1.32% of net assets.
[3]	Rate shown is the discount rate at date of purchase.
[4]	Security exempt from registration pursuant to Section 4(2) under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013 the value of these securities amounted to $306,475,557 or 40.46% of net assets.
[5]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[6]	Illiquid investment. At September 30, 2013, the value of this security amounted to $10,000,000 or 1.32% of net assets.
[7]	Aggregate cost for federal income tax purposes, which was the same for book purposes.
[8]	Amount represents less than 0.005%.

UBS U.S. Treasury Inflation Protected Securities Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2013

Bonds
US government obligations	99.59%

Total bonds	99.59%
Short-term investment	0.95

Total investments	100.54%
Liabilities, in excess of cash and other assets	(0.54)

Net assets	100.00%

1 Figures represent the direct investments of UBS U.S. Treasury Inflation Protected Securities Relationship Fund (excluding derivatives exposure). Figures might be different if a breakdown of derivatives exposure was included.

UBS U.S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

	Face
	amount	Value

Bonds — 99.59%
US government obligations: 99.59%
US Treasury Inflation Indexed Bonds (TIPS),
0.625%, due 02/15/43	$80,000	$66,639
2.000%, due 01/15/26	300,000	407,341
2.125%, due 02/15/41	260,000	328,496
2.375%, due 01/15/25	200,000	295,815
2.500%, due 01/15/29	275,000	367,762
3.375%, due 04/15/32	100,000	184,244
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/16	75,000	81,455
0.125%, due 04/15/17	175,000	185,591
0.125%, due 01/15/22	225,000	229,297
0.125%, due 07/15/22	275,000	275,155
0.125%, due 01/15/23	500,000	492,253
0.500%, due 04/15/15	225,000	247,759
0.625%, due 07/15/21	200,000	215,758
1.125%, due 01/15/21	200,000	229,955
1.375%, due 07/15/18	350,000	416,170
1.375%, due 01/15/20	275,000	325,841
1.625%, due 01/15/15	350,000	442,497
1.875%, due 07/15/19	225,000	278,849
2.375%, due 01/15/17	250,000	321,191
2.500%, due 07/15/16	375,000	478,626
Total US government obligations
(cost 5,985,971)		5,870,694

Total bonds
(cost $5,985,971)		5,870,694

	Shares

Short-term investment: 0.95%
Investment company: 0.95%
UBS Cash Management Prime
Relationship Fund[1]
(cost $55,996)	55,996	55,996

Total investments: 100.54%
(cost $6,041,967)		5,926,690
Liabilities, in excess of cash and other assets: (0.54%)		(31,792)

Net assets: 100.00%		$5,894,898

UBS U.S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments
September 30, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$72,838
Gross unrealized depreciation	(188,115)

Net unrealized depreciation of investments	$(115,277)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration			Unrealized
	date	proceeds	Value	depreciation

US Treasury futures sell contracts:
US Ultra Bond Futures, 1 contracts (USD)	December 2013	(139,280)	(142,094)	$(2,814)
10 Year US Treasury Notes, 2 contracts (USD)	December 2013	(250,934)	(252,781)	(1,847)

Net unrealized depreciation on futures contracts				$(4,661)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$5,870,694	$—	$5,870,694
Short-term investment	—	55,996	—	55,996
Futures contracts, net	(4,661)	—	—	(4,661)

Total	$(4,661)	$5,926,690	$—	$5,922,029

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnote
1 The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/12	09/30/13	09/30/13	09/30/13	09/30/13

UBS Cash Management Prime Relationship Fund	$460,714	$2,794,305	$3,199,023	$55,996	$242

Portfolio acronyms
ADR	American Depositary Receipt
CD KSDA	Korean Securities Dealer Association 91 day Certificate of Deposit Rate
GDP	Gross Domestic Product
GDR	Global Depositary Receipt
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
NVDR	Non-voting depository receipt
OJSC	Open Joint Stock Company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
TIPS	Treasury inflation protected securities ("TIPS") are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.
TWCPBA	Taiwan Secondary Market Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank NA
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value on days that the New York Stock Exchange (‘‘NYSE’’) is open. Each Fund, with the exception of UBS Cash Management Prime Relationship Fund and UBS International Equity Relationship Fund, calculates its net asset value per share as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share will be calculated as of the time trading was halted. UBS Cash Management Prime Relationship Fund calculates its net asset value per share as of two hours prior to the close of the NYSE, which generally is 2:00 p.m. (Eastern time), on each day the NYSE is open for trading. UBS International Equity Relationship Fund calculates its net asset value per share as of 4:00 p.m. Eastern time on weekdays when the Fund is open for business.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized ‘‘evaluation’’ systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments s traded in the over-the-counter (‘‘OTC’’) market and listed on The NASDAQ Stock Market, Inc. (‘‘NASDAQ’’) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (‘‘UBS Global AM’’or the ‘‘Advisor’’), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the ‘‘Board’’). Various factors may be reviewed in order to make a good faith determination of a investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (‘‘NYSE’’).

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these investments as of 4:00 p.m. Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security is valued at a ‘‘fair value,’’ that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS Cash Management Prime Relationship Fund are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global Asset Management Global Valuation Committee (‘‘GVC’’) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the ‘‘limit up’’ or ‘‘limit down’’ price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 27, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	November 27, 2013